UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Schwab Strategic Trust
Schwab U.S. TIPS ETF™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.8% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/19	146,681,330	146,600,494
1.88%, 07/15/19	47,171,949	48,447,704
1.38%, 01/15/20	57,208,099	58,457,980
0.13%, 04/15/20	146,799,922	146,263,893
1.25%, 07/15/20	87,912,674	90,276,854
1.13%, 01/15/21	100,559,263	102,872,976
0.13%, 04/15/21	127,638,347	126,581,430
0.63%, 07/15/21	106,743,196	108,052,958
0.13%, 01/15/22	117,819,048	116,581,739
0.13%, 04/15/22	124,369,554	122,632,159
0.13%, 07/15/22	121,519,686	120,323,892
0.13%, 01/15/23	122,080,940	120,055,129
0.38%, 07/15/23	121,097,412	120,724,411
0.63%, 01/15/24	120,753,621	121,415,067
0.13%, 07/15/24	118,724,309	116,007,608
0.25%, 01/15/25	119,003,323	116,394,168
2.38%, 01/15/25	78,145,382	87,516,089
0.38%, 07/15/25	118,871,419	117,381,627
0.63%, 01/15/26	107,048,860	107,054,113
2.00%, 01/15/26	56,925,690	62,871,173
0.13%, 07/15/26	100,392,063	96,508,022
0.38%, 01/15/27	99,619,137	97,109,478
2.38%, 01/15/27	45,795,690	52,477,514
0.38%, 07/15/27	98,370,288	96,003,502
0.50%, 01/15/28	66,908,249	65,730,049
1.75%, 01/15/28	45,687,065	50,249,129
3.63%, 04/15/28	38,608,825	49,517,425
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 01/15/29	44,236,625	52,429,814
3.88%, 04/15/29	46,975,961	62,552,441
3.38%, 04/15/32	17,844,981	24,033,066
2.13%, 02/15/40	24,165,873	30,521,632
2.13%, 02/15/41	30,751,389	39,074,835
0.75%, 02/15/42	54,023,765	52,661,364
0.63%, 02/15/43	39,930,745	37,681,202
1.38%, 02/15/44	60,266,318	67,070,437
0.75%, 02/15/45	67,155,544	64,811,715
1.00%, 02/15/46	49,331,705	50,565,481
0.88%, 02/15/47	48,385,133	48,066,203
1.00%, 02/15/48	19,519,726	20,039,047
Total Treasuries
(Cost $3,242,891,406)		3,213,613,820
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58% (a)	897,234	897,234
Total Other Investment Company
(Cost $897,234)		897,234
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$3,213,613,820	$—	$3,213,613,820
Other Investment Company[1]	897,234	—	—	897,234
Total	$897,234	$3,213,613,820	$—	$3,214,511,054
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.5% of net assets
Bonds
8.13%, 08/15/19	5,221,000	5,640,210
8.50%, 02/15/20	2,998,000	3,345,346
8.75%, 05/15/20	2,236,000	2,539,126
8.75%, 08/15/20	4,562,000	5,237,123
7.88%, 02/15/21	1,514,000	1,746,216
Notes
1.00%, 03/15/19	14,974,000	14,816,364
0.88%, 04/15/19	21,801,000	21,518,694
1.25%, 04/30/19	21,509,000	21,302,732
1.63%, 04/30/19	18,719,000	18,614,802
0.88%, 05/15/19	15,642,000	15,418,979
3.13%, 05/15/19	34,673,000	35,034,629
1.13%, 05/31/19	9,122,000	9,012,607
1.25%, 05/31/19	19,912,000	19,703,546
1.50%, 05/31/19	38,762,000	38,463,714
0.88%, 06/15/19	20,749,000	20,429,660
1.00%, 06/30/19	12,568,000	12,383,653
1.25%, 06/30/19	23,506,000	23,236,967
1.63%, 06/30/19	33,415,000	33,190,493
0.75%, 07/15/19	18,554,000	18,215,534
0.88%, 07/31/19	20,173,000	19,829,035
1.38%, 07/31/19	22,988,000	22,740,161
1.63%, 07/31/19	32,032,000	31,796,139
0.75%, 08/15/19	21,136,000	20,722,775
3.63%, 08/15/19	24,481,000	24,941,453
1.00%, 08/31/19	20,088,000	19,750,977
1.25%, 08/31/19	17,149,000	16,919,565
1.63%, 08/31/19	39,671,000	39,346,349
0.88%, 09/15/19	23,592,000	23,133,072
1.00%, 09/30/19	17,275,000	16,965,940
1.38%, 09/30/19	22,908,000	22,616,728
1.75%, 09/30/19	33,885,000	33,648,070
1.00%, 10/15/19	21,605,000	21,207,502
1.25%, 10/31/19	12,848,000	12,652,269
1.50%, 10/31/19	57,294,000	56,631,538
1.00%, 11/15/19	21,870,000	21,439,007
3.38%, 11/15/19	33,956,000	34,568,136
1.00%, 11/30/19	20,682,000	20,263,513
1.50%, 11/30/19	32,991,000	32,588,922
1.75%, 11/30/19	20,925,000	20,754,984
1.38%, 12/15/19	22,554,000	22,220,095
1.13%, 12/31/19	20,418,000	20,027,187
1.63%, 12/31/19	32,632,000	32,280,824
1.88%, 12/31/19	20,239,000	20,106,182
1.38%, 01/15/20	22,382,000	22,035,341
1.25%, 01/31/20	33,147,000	32,543,621
1.38%, 01/31/20	18,569,000	18,280,310
2.00%, 01/31/20	20,018,000	19,924,557
1.38%, 02/15/20	22,767,000	22,390,366
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 02/15/20	39,970,000	40,958,321
1.25%, 02/29/20	19,651,000	19,275,251
1.38%, 02/29/20	32,181,000	31,639,831
2.25%, 02/29/20	25,744,000	25,734,447
1.63%, 03/15/20	23,238,000	22,943,894
1.13%, 03/31/20	16,826,000	16,443,800
1.38%, 03/31/20	31,682,000	31,115,189
2.25%, 03/31/20	21,000,000	20,991,387
1.50%, 04/15/20	23,375,000	23,004,287
1.13%, 04/30/20	23,384,000	22,826,803
1.38%, 04/30/20	30,906,000	30,318,665
1.50%, 05/15/20	22,473,000	22,098,157
3.50%, 05/15/20	30,404,000	31,141,534
1.38%, 05/31/20	23,226,000	22,762,387
1.50%, 05/31/20	33,391,000	32,813,831
1.50%, 06/15/20	22,596,000	22,201,453
1.63%, 06/30/20	33,380,000	32,868,869
1.88%, 06/30/20	15,350,000	15,197,999
1.50%, 07/15/20	23,153,000	22,724,760
1.63%, 07/31/20	33,648,000	33,112,392
2.00%, 07/31/20	21,909,000	21,745,966
1.50%, 08/15/20	22,505,000	22,075,998
2.63%, 08/15/20	33,101,000	33,314,346
1.38%, 08/31/20	32,989,000	32,238,371
2.13%, 08/31/20	24,818,000	24,690,032
1.38%, 09/15/20	22,079,000	21,572,304
1.38%, 09/30/20	33,802,000	32,999,863
2.00%, 09/30/20	19,656,000	19,490,152
1.63%, 10/15/20	22,280,000	21,880,962
1.38%, 10/31/20	32,695,000	31,889,758
1.75%, 10/31/20	26,725,000	26,317,339
1.75%, 11/15/20	21,362,000	21,031,557
2.63%, 11/15/20	50,803,000	51,126,472
1.63%, 11/30/20	31,004,000	30,410,564
2.00%, 11/30/20	20,279,000	20,088,092
1.88%, 12/15/20	22,402,000	22,117,600
1.75%, 12/31/20	32,029,000	31,501,648
2.38%, 12/31/20	19,739,000	19,741,699
2.00%, 01/15/21	22,012,000	21,789,300
1.38%, 01/31/21	31,732,000	30,855,032
2.13%, 01/31/21	23,600,000	23,432,680
2.25%, 02/15/21	24,572,000	24,480,815
3.63%, 02/15/21	42,474,000	43,935,703
1.13%, 02/28/21	32,656,000	31,497,095
2.00%, 02/28/21	24,934,000	24,660,310
2.38%, 03/15/21	25,500,000	25,491,533
1.25%, 03/31/21	30,000,000	29,010,352
2.25%, 03/31/21	22,000,000	21,907,617
Total Treasuries
(Cost $2,350,123,430)		2,323,641,430

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58% (a)	1,251,302	1,251,302
Total Other Investment Company
(Cost $1,251,302)		1,251,302
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$2,323,641,430	$—	$2,323,641,430
Other Investment Company[1]	1,251,302	—	—	1,251,302
Total	$1,251,302	$2,323,641,430	$—	$2,324,892,732
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.4% of net assets
Bonds
8.13%, 05/15/21	1,332,000	1,560,521
8.13%, 08/15/21	1,622,000	1,920,423
8.00%, 11/15/21	2,984,000	3,555,389
7.25%, 08/15/22	1,343,000	1,607,246
7.63%, 11/15/22	618,000	755,650
7.13%, 02/15/23	3,222,000	3,896,229
6.25%, 08/15/23	3,121,000	3,694,789
7.50%, 11/15/24	3,059,000	3,960,449
7.63%, 02/15/25	1,186,000	1,555,235
6.88%, 08/15/25	1,729,000	2,214,167
6.00%, 02/15/26	2,861,000	3,531,379
6.75%, 08/15/26	2,035,000	2,653,370
6.50%, 11/15/26	1,532,000	1,978,524
6.63%, 02/15/27	2,300,000	3,012,191
6.38%, 08/15/27	1,124,000	1,463,878
6.13%, 11/15/27	3,302,000	4,247,068
Notes
1.38%, 04/30/21	12,363,000	11,985,832
2.25%, 04/30/21	7,288,000	7,254,976
3.13%, 05/15/21	13,589,000	13,874,316
1.38%, 05/31/21	17,525,000	16,964,679
2.00%, 05/31/21	13,319,000	13,147,050
1.13%, 06/30/21	14,698,000	14,101,755
2.13%, 06/30/21	9,738,000	9,644,043
1.13%, 07/31/21	10,184,000	9,756,352
2.25%, 07/31/21	9,848,000	9,787,604
2.13%, 08/15/21	13,987,000	13,837,022
1.13%, 08/31/21	11,310,000	10,819,164
2.00%, 08/31/21	12,147,000	11,966,456
1.13%, 09/30/21	12,586,000	12,023,569
2.13%, 09/30/21	9,422,000	9,315,634
1.25%, 10/31/21	18,107,000	17,356,196
2.00%, 10/31/21	9,678,000	9,523,757
2.00%, 11/15/21	12,811,000	12,606,825
1.75%, 11/30/21	11,729,000	11,432,110
1.88%, 11/30/21	9,393,000	9,198,902
2.00%, 12/31/21	11,879,000	11,670,421
2.13%, 12/31/21	8,421,000	8,316,724
1.50%, 01/31/22	12,083,000	11,646,643
1.88%, 01/31/22	10,950,000	10,703,411
2.00%, 02/15/22	9,675,000	9,504,932
1.75%, 02/28/22	9,546,000	9,284,231
1.88%, 02/28/22	10,458,000	10,215,137
1.75%, 03/31/22	10,081,000	9,797,472
1.88%, 03/31/22	10,134,000	9,892,526
1.75%, 04/30/22	8,175,000	7,935,498
1.88%, 04/30/22	9,848,000	9,605,647
1.75%, 05/15/22	9,043,000	8,777,715
1.75%, 05/31/22	12,418,000	12,043,762
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.88%, 05/31/22	8,267,000	8,061,940
1.75%, 06/30/22	11,545,000	11,190,532
2.13%, 06/30/22	9,893,000	9,737,262
1.88%, 07/31/22	10,226,000	9,952,774
2.00%, 07/31/22	10,208,000	9,991,479
1.63%, 08/15/22	10,987,000	10,581,854
1.63%, 08/31/22	14,864,000	14,303,407
1.88%, 08/31/22	9,111,000	8,862,939
1.75%, 09/30/22	13,670,000	13,215,579
1.88%, 09/30/22	9,983,000	9,702,423
1.88%, 10/31/22	8,380,000	8,142,348
2.00%, 10/31/22	9,989,000	9,756,248
1.63%, 11/15/22	12,849,000	12,337,299
2.00%, 11/30/22	22,223,000	21,695,638
2.13%, 12/31/22	19,078,000	18,713,208
1.75%, 01/31/23	8,518,000	8,207,226
2.38%, 01/31/23	17,093,000	16,954,787
2.00%, 02/15/23	20,367,000	19,849,471
1.50%, 02/28/23	9,112,000	8,666,722
2.63%, 02/28/23	17,911,000	17,967,671
1.50%, 03/31/23	9,564,000	9,087,294
2.50%, 03/31/23	11,250,000	11,216,382
1.63%, 04/30/23	8,518,000	8,133,858
1.75%, 05/15/23	16,253,000	15,609,864
1.63%, 05/31/23	15,476,000	14,762,049
1.38%, 06/30/23	16,220,000	15,261,056
1.25%, 07/31/23	9,537,000	8,903,311
2.50%, 08/15/23	14,800,000	14,733,227
1.38%, 08/31/23	9,210,000	8,643,733
1.38%, 09/30/23	9,419,000	8,826,637
1.63%, 10/31/23	9,258,000	8,788,590
2.75%, 11/15/23	20,652,000	20,803,260
2.13%, 11/30/23	9,139,000	8,903,564
2.25%, 12/31/23	12,589,000	12,339,187
2.25%, 01/31/24	9,291,000	9,100,825
2.75%, 02/15/24	19,511,000	19,639,422
2.13%, 02/29/24	10,589,000	10,293,873
2.13%, 03/31/24	9,902,000	9,618,865
2.00%, 04/30/24	10,236,000	9,863,745
2.50%, 05/15/24	22,229,000	22,047,087
2.00%, 05/31/24	9,395,000	9,046,541
2.00%, 06/30/24	10,138,000	9,757,231
2.13%, 07/31/24	9,995,000	9,684,804
2.38%, 08/15/24	22,624,000	22,245,313
1.88%, 08/31/24	10,806,000	10,310,655
2.13%, 09/30/24	9,962,000	9,640,764
2.25%, 10/31/24	9,047,000	8,816,761
2.25%, 11/15/24	22,795,000	22,203,309
2.13%, 11/30/24	10,012,000	9,675,855
2.25%, 12/31/24	8,864,000	8,629,416
2.50%, 01/31/25	12,698,000	12,556,636
2.00%, 02/15/25	23,022,000	22,032,324

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 02/28/25	13,894,000	13,953,701
2.63%, 03/31/25	8,000,000	7,969,062
2.13%, 05/15/25	23,225,000	22,370,392
2.00%, 08/15/25	23,876,000	22,757,279
2.25%, 11/15/25	23,397,000	22,650,764
1.63%, 02/15/26	23,572,000	21,750,695
1.63%, 05/15/26	22,730,000	20,911,156
1.50%, 08/15/26	22,910,000	20,796,204
2.00%, 11/15/26	23,195,000	21,879,862
2.25%, 02/15/27	22,289,000	21,426,172
2.38%, 05/15/27	21,991,000	21,339,431
2.25%, 08/15/27	22,170,000	21,260,684
2.25%, 11/15/27	23,010,000	22,044,659
2.75%, 02/15/28	16,828,000	16,838,846
Total Treasuries
(Cost $1,359,964,301)		1,322,612,021
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58% (a)	588,371	588,371
Total Other Investment Company
(Cost $588,371)		588,371
(a)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$1,322,612,021	$—	$1,322,612,021
Other Investment Company[1]	588,371	—	—	588,371
Total	$588,371	$1,322,612,021	$—	$1,323,200,392
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF™

Portfolio Holdings as of March 31, 2018 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description if available; if not the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 25.2% of net assets

Financial Institutions 8.0%
Banking 5.9%
American Express Co.
8.13%, 05/20/19	250,000	264,823
2.65%, 12/02/22	500,000	484,245
4.05%, 12/03/42	750,000	753,489
American Express Credit Corp.
2.20%, 03/03/20 (a)	500,000	493,139
2.38%, 05/26/20 (a)	1,000,000	987,336
2.60%, 09/14/20 (a)	500,000	494,527
2.25%, 05/05/21 (a)	1,000,000	974,542
3.30%, 05/03/27 (a)	750,000	727,621
Australia & New Zealand Banking Group Ltd.
2.30%, 06/01/21	1,000,000	975,549
2.63%, 05/19/22	1,000,000	976,162
2.63%, 11/09/22	750,000	728,216
Banco Bilbao Vizcaya Argentaria S.A.
3.00%, 10/20/20	250,000	249,028
Bank of America Corp.
2.65%, 04/01/19	1,750,000	1,749,348
7.63%, 06/01/19	1,000,000	1,053,570
5.63%, 07/01/20	3,750,000	3,956,984
5.88%, 01/05/21	800,000	858,927
2.63%, 04/19/21	1,250,000	1,231,841
5.00%, 05/13/21	3,250,000	3,425,688
2.33%, 10/01/21 (a)(b)	1,500,000	1,467,353
2.50%, 10/21/22 (a)	2,250,000	2,162,708
3.30%, 01/11/23	2,900,000	2,893,425
3.12%, 01/20/23 (a)(b)	3,000,000	2,971,575
4.20%, 08/26/24	500,000	508,263
3.95%, 04/21/25	500,000	496,045
3.88%, 08/01/25	2,500,000	2,521,441
3.25%, 10/21/27 (a)	1,000,000	943,660
7.75%, 05/14/38	400,000	555,433
5.88%, 02/07/42	1,000,000	1,250,118
5.00%, 01/21/44	1,000,000	1,125,240
4.44%, 01/20/48 (a)(b)	750,000	784,897
Bank of Montreal
1.75%, 09/11/19	250,000	246,388
2.55%, 11/06/22 (a)	250,000	241,884
Bank of New York Mellon Corp.
2.30%, 09/11/19 (a)	2,500,000	2,481,243
2.60%, 08/17/20 (a)	2,100,000	2,085,653
4.15%, 02/01/21	500,000	514,845
2.20%, 08/16/23 (a)	500,000	470,409
3.00%, 10/30/28 (a)	500,000	462,155
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of Nova Scotia
1.85%, 04/14/20	500,000	491,078
2.15%, 07/14/20	1,000,000	981,246
2.50%, 01/08/21	500,000	492,712
2.45%, 03/22/21	500,000	492,048
2.70%, 03/07/22	500,000	490,673
Barclays Bank PLC
5.14%, 10/14/20	1,000,000	1,033,317
Barclays PLC
2.75%, 11/08/19	1,500,000	1,489,204
3.25%, 01/12/21	500,000	497,339
3.65%, 03/16/25	1,000,000	964,866
5.20%, 05/12/26	1,000,000	1,010,392
5.25%, 08/17/45	1,000,000	1,058,946
BB&T Corp.
2.45%, 01/15/20 (a)	250,000	247,984
3.95%, 03/22/22 (a)	100,000	102,599
BNP Paribas S.A.
2.38%, 05/21/20	1,000,000	988,599
5.00%, 01/15/21	200,000	210,590
3.25%, 03/03/23	350,000	348,742
4.25%, 10/15/24	300,000	304,249
BPCE S.A.
2.50%, 07/15/19	1,000,000	995,387
2.65%, 02/03/21	1,500,000	1,476,304
4.00%, 04/15/24	1,000,000	1,014,142
Branch Banking & Trust Co.
1.45%, 05/10/19 (a)	500,000	492,886
3.63%, 09/16/25 (a)	1,000,000	997,742
Capital One Financial Corp.
4.75%, 07/15/21	1,050,000	1,095,781
3.05%, 03/09/22 (a)	500,000	490,786
3.50%, 06/15/23	2,000,000	1,976,499
3.20%, 02/05/25 (a)	500,000	480,287
4.20%, 10/29/25 (a)	750,000	744,338
3.75%, 07/28/26 (a)	1,300,000	1,238,982
3.80%, 01/31/28 (a)	1,250,000	1,213,211
Capital One NA
2.40%, 09/05/19 (a)	750,000	743,259
2.35%, 01/31/20 (a)	250,000	246,059
2.25%, 09/13/21 (a)	1,250,000	1,203,583
Citigroup, Inc.
2.55%, 04/08/19	1,450,000	1,448,906
2.05%, 06/07/19	3,000,000	2,973,258
2.40%, 02/18/20	1,000,000	989,563
2.65%, 10/26/20	2,750,000	2,718,821
2.90%, 12/08/21 (a)	1,000,000	985,617
4.50%, 01/14/22	1,850,000	1,924,078
2.75%, 04/25/22 (a)	2,000,000	1,950,076
3.14%, 01/24/23 (a)(b)	2,750,000	2,719,223

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.50%, 09/13/25	1,000,000	1,084,371
3.20%, 10/21/26 (a)	1,000,000	951,657
4.30%, 11/20/26	1,000,000	1,002,336
4.45%, 09/29/27	1,000,000	1,013,005
3.67%, 07/24/28 (a)(b)	4,000,000	3,904,246
5.30%, 05/06/44	1,000,000	1,100,831
4.65%, 07/30/45	700,000	748,780
Citizens Bank NA
2.55%, 05/13/21 (a)	250,000	244,230
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.38%, 08/09/19	500,000	490,007
2.50%, 01/19/21	750,000	738,100
4.38%, 08/04/25	250,000	252,906
5.25%, 05/24/41	1,500,000	1,792,990
5.25%, 08/04/45	1,000,000	1,127,612
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,000,000	1,020,209
4.63%, 12/01/23	450,000	469,623
Credit Suisse AG
2.30%, 05/28/19	250,000	248,449
5.30%, 08/13/19	250,000	257,785
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,000,000	990,836
3.13%, 12/10/20	750,000	746,301
3.45%, 04/16/21	2,250,000	2,251,182
3.80%, 09/15/22	500,000	504,006
3.75%, 03/26/25	2,500,000	2,445,344
Credit Suisse USA, Inc.
3.63%, 09/09/24	300,000	299,312
Deutsche Bank AG
3.13%, 01/13/21	2,000,000	1,969,035
3.95%, 02/27/23	1,500,000	1,497,392
Discover Financial Services
3.85%, 11/21/22	1,500,000	1,503,087
Fifth Third Bancorp
8.25%, 03/01/38	600,000	863,541
Fifth Third Bank
3.85%, 03/15/26 (a)	1,000,000	989,716
First Tennessee Bank NA
2.95%, 12/01/19 (a)	250,000	249,531
Goldman Sachs Capital I
6.35%, 02/15/34	350,000	418,244
Goldman Sachs Group, Inc.
1.95%, 07/23/19	1,500,000	1,483,747
2.55%, 10/23/19	2,100,000	2,089,387
5.38%, 03/15/20	1,100,000	1,147,288
2.75%, 09/15/20 (a)	2,500,000	2,476,010
2.63%, 04/25/21 (a)	700,000	686,094
5.25%, 07/27/21	1,262,000	1,337,237
2.35%, 11/15/21 (a)	1,000,000	965,063
5.75%, 01/24/22	1,100,000	1,190,874
3.85%, 07/08/24 (a)	650,000	653,500
3.50%, 01/23/25 (a)	1,000,000	981,859
4.25%, 10/21/25	1,000,000	1,006,121
5.95%, 01/15/27	265,000	296,708
3.85%, 01/26/27 (a)	2,000,000	1,977,025
3.69%, 06/05/28 (a)(b)	500,000	485,295
6.13%, 02/15/33	1,500,000	1,805,573
6.45%, 05/01/36	500,000	609,243
6.25%, 02/01/41	1,000,000	1,270,560
4.80%, 07/08/44 (a)	500,000	540,203
4.75%, 10/21/45 (a)	500,000	536,291
HSBC Bank USA NA
4.88%, 08/24/20	500,000	517,880
Security Rate, Maturity Date	Face Amount ($)	Value ($)
HSBC Holdings PLC
3.40%, 03/08/21	250,000	251,264
5.10%, 04/05/21	850,000	894,987
2.95%, 05/25/21	1,000,000	990,436
4.25%, 03/14/24	1,000,000	1,006,582
4.30%, 03/08/26	1,850,000	1,894,682
3.90%, 05/25/26	2,200,000	2,197,782
6.50%, 05/02/36	500,000	620,709
6.50%, 09/15/37	500,000	624,600
6.80%, 06/01/38	750,000	964,760
5.25%, 03/14/44	350,000	386,440
HSBC USA, Inc.
2.75%, 08/07/20	2,500,000	2,481,966
5.00%, 09/27/20	400,000	415,544
ING Groep N.V.
3.15%, 03/29/22	3,000,000	2,962,120
3.95%, 03/29/27	3,500,000	3,478,583
JPMorgan Chase & Co.
6.30%, 04/23/19 (e)	4,100,000	4,254,732
4.95%, 03/25/20	1,000,000	1,038,262
4.25%, 10/15/20	500,000	514,698
2.55%, 10/29/20 (a)	2,750,000	2,716,892
4.63%, 05/10/21	7,500,000	7,821,179
2.30%, 08/15/21 (a)	2,000,000	1,945,511
4.35%, 08/15/21	2,250,000	2,331,572
3.20%, 01/25/23	1,291,000	1,279,622
3.38%, 05/01/23	1,000,000	988,003
3.88%, 02/01/24	500,000	507,896
3.88%, 09/10/24	1,000,000	999,186
3.13%, 01/23/25 (a)	1,000,000	965,099
3.30%, 04/01/26 (a)	3,500,000	3,388,096
2.95%, 10/01/26 (a)	500,000	471,028
4.13%, 12/15/26	500,000	503,397
3.78%, 02/01/28 (a)(b)	1,000,000	995,109
6.40%, 05/15/38	1,150,000	1,500,696
5.50%, 10/15/40	500,000	600,872
5.40%, 01/06/42 (e)	600,000	710,174
4.85%, 02/01/44	500,000	556,193
4.26%, 02/22/48 (a)(b)	500,000	504,275
4.03%, 07/24/48 (a)(b)	500,000	485,399
3.96%, 11/15/48 (a)(b)	1,000,000	964,950
KeyCorp
2.90%, 09/15/20	400,000	398,421
Lloyds Bank PLC
6.38%, 01/21/21	500,000	544,056
Lloyds Banking Group PLC
3.10%, 07/06/21	1,250,000	1,243,455
4.65%, 03/24/26	1,500,000	1,507,968
4.38%, 03/22/28	1,500,000	1,518,040
4.34%, 01/09/48	1,000,000	935,665
Manufacturers & Traders Trust Co.
2.65%, 12/01/21
(3 mo. USD-LIBOR + .64%) (a)(c)	250,000	249,674
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/21	1,150,000	1,143,235
2.19%, 09/13/21	2,500,000	2,413,900
3.85%, 03/01/26	750,000	751,841
3.29%, 07/25/27	1,100,000	1,052,927
Mizuho Financial Group, Inc.
2.60%, 09/11/22	750,000	722,900
3.66%, 02/28/27	600,000	589,597
3.17%, 09/11/27	500,000	470,293
Morgan Stanley
7.30%, 05/13/19 (e)	1,000,000	1,048,132
5.63%, 09/23/19	1,500,000	1,557,629
2.65%, 01/27/20	3,000,000	2,982,834
2.80%, 06/16/20	500,000	496,899

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.75%, 01/25/21	1,000,000	1,066,139
5.50%, 07/28/21	1,500,000	1,603,304
2.63%, 11/17/21	1,250,000	1,221,034
4.88%, 11/01/22	1,000,000	1,048,934
3.13%, 01/23/23	2,000,000	1,973,597
4.10%, 05/22/23	750,000	760,965
3.88%, 04/29/24	1,000,000	1,009,519
4.00%, 07/23/25	3,000,000	3,030,793
5.00%, 11/24/25	1,000,000	1,047,371
4.35%, 09/08/26	2,000,000	2,017,789
3.63%, 01/20/27	1,000,000	979,907
3.59%, 07/22/28 (a)(b)	2,000,000	1,936,788
7.25%, 04/01/32	500,000	664,333
6.38%, 07/24/42	500,000	649,156
4.30%, 01/27/45	850,000	861,473
4.38%, 01/22/47	300,000	307,757
National Australia Bank Ltd.
2.50%, 05/22/22	1,000,000	971,174
3.00%, 01/20/23	250,000	246,420
PNC Bank NA
2.25%, 07/02/19 (a)	1,500,000	1,490,340
2.40%, 10/18/19 (a)	1,250,000	1,242,490
2.15%, 04/29/21 (a)	500,000	485,912
2.55%, 12/09/21 (a)	750,000	732,676
2.95%, 01/30/23 (a)	1,000,000	978,667
Regions Bank
6.45%, 06/26/37	250,000	303,190
Regions Financial Corp.
3.20%, 02/08/21 (a)	800,000	799,072
2.75%, 08/14/22 (a)	1,750,000	1,702,135
Royal Bank of Canada
1.50%, 07/29/19	1,000,000	983,869
2.50%, 01/19/21	500,000	492,863
Royal Bank of Scotland Group PLC
4.80%, 04/05/26	500,000	513,002
Santander Holdings USA, Inc.
2.70%, 05/24/19 (a)	136,000	135,704
3.70%, 03/28/22 (a)	1,500,000	1,504,519
4.50%, 07/17/25 (a)	1,069,000	1,087,122
4.40%, 07/13/27 (a)	1,000,000	997,301
Santander UK Group Holdings PLC
3.37%, 01/05/24 (a)	4,000,000	3,917,317
State Street Corp.
3.55%, 08/18/25	500,000	502,494
2.65%, 05/19/26	750,000	701,333
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/20	585,000	578,831
3.40%, 07/11/24	500,000	498,770
Sumitomo Mitsui Financial Group, Inc.
2.93%, 03/09/21	3,000,000	2,985,029
2.85%, 01/11/22	500,000	491,848
3.10%, 01/17/23	1,000,000	984,276
2.63%, 07/14/26	1,000,000	914,834
3.01%, 10/19/26	1,000,000	940,752
Svenska Handelsbanken AB
2.40%, 10/01/20	250,000	245,775
Synchrony Financial
3.00%, 08/15/19 (a)	1,000,000	997,316
4.50%, 07/23/25 (a)	1,900,000	1,903,076
3.95%, 12/01/27 (a)	2,000,000	1,895,085
Synovus Financial Corp.
3.13%, 11/01/22 (a)	750,000	727,770
Toronto-Dominion Bank
2.13%, 07/02/19	750,000	745,020
2.50%, 12/14/20	1,500,000	1,481,724
Security Rate, Maturity Date	Face Amount ($)	Value ($)
UBS AG
2.38%, 08/14/19	1,000,000	992,885
4.88%, 08/04/20	1,000,000	1,040,821
US Bancorp
3.00%, 03/15/22 (a)	600,000	596,823
2.95%, 07/15/22 (a)	1,500,000	1,479,575
3.60%, 09/11/24 (a)	1,000,000	1,003,291
Wachovia Corp.
5.50%, 08/01/35	750,000	841,508
Wells Fargo & Co.
2.13%, 04/22/19	1,000,000	994,166
2.60%, 07/22/20	1,250,000	1,238,479
4.60%, 04/01/21	1,100,000	1,142,525
2.10%, 07/26/21	2,500,000	2,415,434
3.50%, 03/08/22	500,000	501,611
3.07%, 01/24/23 (a)	1,000,000	984,030
3.45%, 02/13/23	500,000	493,610
3.00%, 04/22/26	1,000,000	939,842
4.10%, 06/03/26	2,000,000	1,989,710
3.00%, 10/23/26	1,000,000	937,499
4.30%, 07/22/27	1,000,000	1,007,250
5.38%, 02/07/35	1,700,000	1,969,452
5.38%, 11/02/43	400,000	442,594
5.61%, 01/15/44	500,000	574,524
4.65%, 11/04/44	1,250,000	1,263,693
3.90%, 05/01/45	1,500,000	1,445,338
4.40%, 06/14/46	500,000	486,448
Wells Fargo Bank NA
1.75%, 05/24/19	500,000	494,413
Westpac Banking Corp.
4.88%, 11/19/19	2,000,000	2,062,133
2.75%, 01/11/23	1,000,000	974,797
2.85%, 05/13/26	350,000	329,674
3.35%, 03/08/27	250,000	242,201
		298,203,417
Brokerage/Asset Managers/Exchanges 0.2%
Ameriprise Financial, Inc.
3.70%, 10/15/24	475,000	480,656
2.88%, 09/15/26 (a)	250,000	236,635
BlackRock, Inc.
3.50%, 03/18/24	1,250,000	1,260,525
CME Group, Inc.
3.00%, 03/15/25 (a)	1,300,000	1,266,224
5.30%, 09/15/43 (a)	500,000	611,917
Intercontinental Exchange, Inc.
2.75%, 12/01/20 (a)	1,000,000	994,877
4.00%, 10/15/23	1,000,000	1,038,236
Invesco Finance PLC
3.75%, 01/15/26	650,000	655,024
Jefferies Group LLC
5.13%, 01/20/23	700,000	741,509
6.25%, 01/15/36	150,000	163,549
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	700,000	717,116
Nasdaq, Inc.
3.85%, 06/30/26 (a)	300,000	296,461
Nomura Holdings, Inc.
6.70%, 03/04/20 (e)	1,000,000	1,066,493
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	196,368

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)	300,000	297,469
3.30%, 04/01/27 (a)	200,000	195,329
		10,218,388
Finance Companies 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.75%, 05/15/19	500,000	503,266
3.95%, 02/01/22 (a)	750,000	752,562
3.65%, 07/21/27 (a)	1,700,000	1,595,051
Air Lease Corp.
4.25%, 09/15/24 (a)	1,000,000	1,015,096
3.63%, 04/01/27 (a)	2,200,000	2,101,540
GATX Corp.
5.20%, 03/15/44 (a)	500,000	541,589
GE Capital International Funding Co.
2.34%, 11/15/20	1,200,000	1,173,993
3.37%, 11/15/25	1,000,000	967,557
4.42%, 11/15/35	500,000	489,662
International Lease Finance Corp.
5.88%, 04/01/19	600,000	616,523
4.63%, 04/15/21	500,000	517,008
		10,273,847
Financial Other 0.0%
CME Group, Inc.
3.00%, 09/15/22	200,000	198,875
ORIX Corp.
2.90%, 07/18/22	500,000	489,215
		688,090
Insurance 1.1%
Aetna, Inc.
2.75%, 11/15/22 (a)	250,000	241,063
3.50%, 11/15/24 (a)	2,000,000	1,968,575
4.75%, 03/15/44 (a)	500,000	517,102
Aflac, Inc.
3.63%, 06/15/23	750,000	761,549
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/25 (a)	500,000	494,384
Allstate Corp.
3.28%, 12/15/26 (a)	250,000	243,534
4.50%, 06/15/43	300,000	320,387
American International Group, Inc.
2.30%, 07/16/19 (a)	2,000,000	1,982,038
3.30%, 03/01/21 (a)	500,000	500,853
3.88%, 01/15/35 (a)	250,000	233,871
4.50%, 07/16/44 (a)	1,000,000	990,806
4.80%, 07/10/45 (a)	500,000	514,576
4.38%, 01/15/55 (a)	750,000	697,393
Anthem, Inc.
2.25%, 08/15/19	500,000	495,361
3.30%, 01/15/23	750,000	742,613
4.63%, 05/15/42	750,000	762,615
4.65%, 01/15/43	500,000	505,483
4.65%, 08/15/44 (a)	750,000	761,465
Aon Corp.
8.21%, 01/01/27	100,000	122,250
Aon PLC
4.00%, 11/27/23 (a)	500,000	514,698
3.50%, 06/14/24 (a)	500,000	497,576
3.88%, 12/15/25 (a)	1,500,000	1,514,906
4.75%, 05/15/45 (a)	250,000	260,962
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Assurant, Inc.
6.75%, 02/15/34	151,000	182,496
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	300,000	312,369
5.75%, 01/15/40	100,000	125,424
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	750,000	738,782
3.13%, 03/15/26 (a)	2,000,000	1,951,391
Brighthouse Financial, Inc.
4.70%, 06/22/47 (a)(d)	200,000	183,993
Chubb Corp.
6.00%, 05/11/37	250,000	318,590
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	1,000,000	991,303
2.70%, 03/13/23	750,000	731,305
3.15%, 03/15/25	1,000,000	979,519
3.35%, 05/03/26 (a)	750,000	738,454
4.35%, 11/03/45 (a)	2,000,000	2,134,751
Cigna Corp.
4.00%, 02/15/22 (a)	400,000	407,121
3.05%, 10/15/27 (a)	300,000	275,827
Hartford Financial Services Group, Inc.
5.13%, 04/15/22	1,000,000	1,065,140
5.95%, 10/15/36	300,000	363,671
6.10%, 10/01/41	350,000	439,601
4.30%, 04/15/43	750,000	750,042
4.40%, 03/15/48 (a)	1,000,000	1,024,719
Humana, Inc.
3.85%, 10/01/24 (a)	1,000,000	1,005,065
4.95%, 10/01/44 (a)	750,000	793,169
4.80%, 03/15/47 (a)	1,250,000	1,294,405
Loews Corp.
3.75%, 04/01/26 (a)	250,000	252,496
Manulife Financial Corp.
4.15%, 03/04/26	250,000	253,904
Marsh & McLennan Cos., Inc.
3.50%, 06/03/24 (a)	500,000	498,309
MetLife, Inc.
4.75%, 02/08/21	750,000	781,302
3.60%, 04/10/24	1,315,000	1,318,127
5.70%, 06/15/35	500,000	597,349
6.40%, 12/15/36 (a)	1,000,000	1,098,750
5.88%, 02/06/41	250,000	304,838
4.60%, 05/13/46 (a)	250,000	262,105
Prudential Financial, Inc.
5.38%, 06/21/20	1,000,000	1,051,943
4.50%, 11/16/21	250,000	261,758
6.63%, 12/01/37	1,750,000	2,314,154
5.88%, 09/15/42 (a)(b)	1,000,000	1,053,750
5.63%, 06/15/43 (a)(b)	700,000	735,000
5.38%, 05/15/45 (a)(b)	1,000,000	1,026,250
The Progressive Corp.
3.70%, 01/26/45	300,000	283,638
Travelers Cos., Inc.
5.90%, 06/02/19	160,000	165,817
6.25%, 06/15/37	750,000	967,560
UnitedHealth Group, Inc.
2.88%, 03/15/22 (a)	1,000,000	989,205
3.75%, 07/15/25	500,000	506,938
6.63%, 11/15/37	500,000	669,855
6.88%, 02/15/38	750,000	1,032,229
4.75%, 07/15/45	750,000	827,307
4.20%, 01/15/47 (a)	1,250,000	1,267,665
Unum Group
5.63%, 09/15/20	350,000	370,041

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Voya Financial, Inc.
3.65%, 06/15/26	1,000,000	976,453
5.70%, 07/15/43	200,000	229,648
XLIT Ltd.
5.75%, 10/01/21	850,000	918,272
6.25%, 05/15/27	685,000	789,211
5.25%, 12/15/43	250,000	282,100
5.50%, 03/31/45	750,000	825,672
		55,362,843
REITs 0.6%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26 (a)	250,000	252,904
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	700,000	698,351
3.35%, 05/15/27 (a)	250,000	241,414
3.20%, 01/15/28 (a)	500,000	473,918
Boston Properties LP
3.85%, 02/01/23 (a)	1,000,000	1,020,063
3.80%, 02/01/24 (a)	100,000	100,742
Digital Realty Trust LP
5.88%, 02/01/20 (a)	250,000	260,961
5.25%, 03/15/21 (a)	1,000,000	1,053,052
Duke Realty LP
3.75%, 12/01/24 (a)	1,000,000	1,001,010
3.25%, 06/30/26 (a)	250,000	240,132
ERP Operating LP
3.38%, 06/01/25 (a)	250,000	247,073
2.85%, 11/01/26 (a)	750,000	710,947
4.50%, 06/01/45 (a)	250,000	261,134
Essex Portfolio LP
3.88%, 05/01/24 (a)	500,000	503,686
3.50%, 04/01/25 (a)	500,000	490,594
Federal Realty Investment Trust
4.50%, 12/01/44 (a)	850,000	882,010
Government Properties Income Trust
4.00%, 07/15/22 (a)	175,000	174,661
HCP, Inc.
2.63%, 02/01/20 (a)	300,000	297,012
5.38%, 02/01/21 (a)	78,000	82,059
4.25%, 11/15/23 (a)	1,000,000	1,024,924
3.40%, 02/01/25 (a)	300,000	291,741
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (a)	450,000	440,658
3.75%, 07/01/27 (a)	1,000,000	968,129
Hospitality Properties Trust
4.38%, 02/15/30 (a)	1,500,000	1,442,491
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	250,000	247,423
Kilroy Realty LP
3.80%, 01/15/23 (a)	250,000	251,392
4.38%, 10/01/25 (a)	1,000,000	1,014,301
4.25%, 08/15/29 (a)	200,000	198,508
Kimco Realty Corp.
3.20%, 05/01/21 (a)	250,000	250,039
3.40%, 11/01/22 (a)	600,000	600,625
2.80%, 10/01/26 (a)	1,000,000	895,352
Life Storage LP
3.88%, 12/15/27 (a)	1,000,000	965,038
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	1,100,000	1,124,125
Prologis LP
4.25%, 08/15/23 (a)	1,100,000	1,148,132
3.75%, 11/01/25 (a)	1,000,000	1,011,504
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Realty Income Corp.
3.88%, 07/15/24 (a)	1,150,000	1,155,910
3.00%, 01/15/27 (a)	1,500,000	1,387,778
3.65%, 01/15/28 (a)	1,000,000	972,612
Regency Centers LP
3.60%, 02/01/27 (a)	250,000	240,082
Senior Housing Properties Trust
4.75%, 02/15/28 (a)	1,250,000	1,227,089
Simon Property Group LP
4.38%, 03/01/21 (a)	1,000,000	1,035,966
3.38%, 03/15/22 (a)	500,000	502,242
3.30%, 01/15/26 (a)	250,000	243,284
3.38%, 06/15/27 (a)	750,000	728,019
Ventas Realty LP
4.00%, 03/01/28 (a)	1,000,000	986,526
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (a)	250,000	248,079
VEREIT Operating Partnership LP
3.95%, 08/15/27 (a)	750,000	705,722
Vornado Realty LP
5.00%, 01/15/22 (a)	500,000	525,175
Welltower, Inc.
4.13%, 04/01/19 (a)	500,000	506,046
6.13%, 04/15/20	500,000	529,697
3.75%, 03/15/23 (a)	750,000	760,103
4.50%, 01/15/24 (a)	400,000	414,189
WP Carey, Inc.
4.00%, 02/01/25 (a)	400,000	392,500
		33,427,124
		408,173,709

Industrial 15.4%
Basic Industry 0.8%
Agrium, Inc.
4.13%, 03/15/35 (a)	1,500,000	1,467,560
5.25%, 01/15/45 (a)	250,000	273,425
Air Products & Chemicals, Inc.
4.38%, 08/21/19	125,000	127,940
Airgas, Inc.
3.65%, 07/15/24 (a)	800,000	813,040
Albemarle Corp.
4.15%, 12/01/24 (a)	250,000	256,926
5.45%, 12/01/44 (a)	250,000	274,067
Barrick North America Finance LLC
5.70%, 05/30/41	550,000	628,212
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	500,000	585,807
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	250,000	257,571
5.00%, 09/30/43	1,050,000	1,215,722
Dow Chemical Co.
8.55%, 05/15/19	500,000	530,852
4.13%, 11/15/21 (a)	1,000,000	1,029,296
3.00%, 11/15/22 (a)	1,250,000	1,228,649
7.38%, 11/01/29	750,000	979,067
4.25%, 10/01/34 (a)	500,000	503,750
5.25%, 11/15/41 (a)	200,000	222,343
Eastman Chemical Co.
2.70%, 01/15/20 (a)	350,000	348,067
3.60%, 08/15/22 (a)	549,000	553,084
4.65%, 10/15/44 (a)	250,000	258,860

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ecolab, Inc.
2.25%, 01/12/20	250,000	247,337
4.35%, 12/08/21	163,000	170,472
3.25%, 12/01/27 (a)(d)	1,000,000	966,149
EI du Pont de Nemours & Co.
4.63%, 01/15/20	1,000,000	1,031,326
3.63%, 01/15/21	200,000	203,536
2.80%, 02/15/23	500,000	488,779
Fibria Overseas Finance Ltd.
5.50%, 01/17/27	200,000	207,200
Goldcorp, Inc.
3.63%, 06/09/21 (a)	500,000	504,429
3.70%, 03/15/23 (a)	800,000	796,444
International Paper Co.
4.75%, 02/15/22 (a)	707,000	741,846
3.65%, 06/15/24 (a)	200,000	199,424
3.00%, 02/15/27 (a)	250,000	231,656
4.80%, 06/15/44 (a)	500,000	504,431
4.35%, 08/15/48 (a)	1,000,000	952,610
LYB International Finance BV
4.00%, 07/15/23	150,000	152,984
5.25%, 07/15/43	1,000,000	1,100,311
LyondellBasell Industries NV
5.00%, 04/15/19 (a)	328,000	333,032
6.00%, 11/15/21 (a)	250,000	270,079
5.75%, 04/15/24 (a)	250,000	275,149
4.63%, 02/26/55 (a)	500,000	490,312
Monsanto Co.
2.75%, 07/15/21	500,000	493,565
2.85%, 04/15/25 (a)	750,000	712,224
4.20%, 07/15/34 (a)	250,000	251,437
Mosaic Co.
3.25%, 11/15/22 (a)	500,000	490,053
4.25%, 11/15/23 (a)	250,000	255,211
4.05%, 11/15/27 (a)	500,000	488,617
Newmont Mining Corp.
3.50%, 03/15/22 (a)	500,000	501,152
6.25%, 10/01/39	150,000	182,612
4.88%, 03/15/42 (a)	500,000	526,014
Nucor Corp.
4.13%, 09/15/22 (a)	500,000	521,143
5.20%, 08/01/43 (a)	300,000	347,533
Packaging Corp. of America
3.90%, 06/15/22 (a)	1,000,000	1,020,808
3.65%, 09/15/24 (a)	500,000	501,848
Potash Corp. of Saskatchewan, Inc.
3.63%, 03/15/24 (a)	350,000	349,469
5.88%, 12/01/36	100,000	115,878
Praxair, Inc.
2.65%, 02/05/25 (a)	500,000	482,864
3.20%, 01/30/26 (a)	1,000,000	989,469
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	381,000	494,299
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	500,000	584,171
Rio Tinto Finance USA PLC
4.75%, 03/22/42 (a)	500,000	555,299
RPM International, Inc.
6.13%, 10/15/19	500,000	523,241
4.25%, 01/15/48 (a)	750,000	711,982
Sherwin-Williams Co.
4.20%, 01/15/22 (a)	100,000	103,068
3.45%, 06/01/27 (a)	300,000	287,489
4.50%, 06/01/47 (a)	1,000,000	999,442
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern Copper Corp.
5.38%, 04/16/20	1,250,000	1,305,149
5.25%, 11/08/42	500,000	524,569
Vale Overseas Ltd.
4.38%, 01/11/22	238,000	244,783
6.25%, 08/10/26	1,250,000	1,403,125
6.88%, 11/21/36	100,000	118,120
6.88%, 11/10/39	1,250,000	1,487,500
Vale S.A.
5.63%, 09/11/42	200,000	212,100
WestRock Co.
3.75%, 03/15/25 (a)(d)	1,000,000	999,199
WestRock RKT Co.
4.90%, 03/01/22	200,000	210,656
Weyerhaeuser Co.
7.38%, 03/15/32	600,000	794,363
Yamana Gold, Inc.
4.95%, 07/15/24 (a)	250,000	257,521
		41,467,717
Capital Goods 1.3%
3M Co.
1.63%, 06/15/19	500,000	494,697
2.00%, 08/07/20	1,000,000	988,285
2.25%, 03/15/23 (a)	300,000	291,265
ABB Finance USA, Inc.
2.88%, 05/08/22	100,000	98,985
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	500,000	486,205
Bemis Co., Inc.
3.10%, 09/15/26 (a)	600,000	562,492
Boeing Co.
4.88%, 02/15/20	1,000,000	1,043,089
1.88%, 06/15/23 (a)	100,000	94,326
2.60%, 10/30/25 (a)	500,000	477,927
5.88%, 02/15/40	350,000	447,613
3.65%, 03/01/47 (a)	500,000	481,841
Caterpillar Financial Services Corp.
1.85%, 09/04/20	400,000	390,651
2.55%, 11/29/22	1,500,000	1,458,230
Caterpillar, Inc.
3.90%, 05/27/21	1,500,000	1,541,448
2.60%, 06/26/22 (a)	500,000	489,120
3.40%, 05/15/24 (a)	1,250,000	1,255,220
6.05%, 08/15/36	150,000	195,233
3.80%, 08/15/42	250,000	250,596
Deere & Co.
2.60%, 06/08/22 (a)	750,000	732,656
5.38%, 10/16/29	150,000	176,271
Dover Corp.
5.38%, 03/01/41 (a)	350,000	407,309
Eagle Materials, Inc.
4.50%, 08/01/26 (a)	750,000	762,000
Eaton Corp.
2.75%, 11/02/22	1,000,000	977,870
4.00%, 11/02/32	100,000	100,499
4.15%, 11/02/42	100,000	99,498
Emerson Electric Co.
2.63%, 12/01/21 (a)	500,000	494,314
Fortive Corp.
1.80%, 06/15/19	250,000	247,067
3.15%, 06/15/26 (a)	1,000,000	959,897
4.30%, 06/15/46 (a)	500,000	500,757

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
General Dynamics Corp.
3.88%, 07/15/21 (a)	500,000	515,081
General Electric Capital Corp.
4.38%, 09/16/20	2,250,000	2,308,320
4.63%, 01/07/21	300,000	310,949
4.65%, 10/17/21	350,000	365,612
3.45%, 05/15/24 (a)	2,000,000	1,964,250
6.15%, 08/07/37	500,000	595,994
5.88%, 01/14/38	1,000,000	1,167,333
6.88%, 01/10/39	500,000	648,816
General Electric Co.
5.55%, 05/04/20	1,000,000	1,047,035
3.15%, 09/07/22	500,000	492,924
2.70%, 10/09/22	900,000	873,305
3.38%, 03/11/24	600,000	588,030
4.13%, 10/09/42	1,200,000	1,114,887
4.50%, 03/11/44	400,000	394,658
Honeywell International, Inc.
2.50%, 11/01/26 (a)	1,750,000	1,619,312
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)(d)	250,000	240,613
Illinois Tool Works, Inc.
6.25%, 04/01/19	500,000	517,502
2.65%, 11/15/26 (a)	500,000	469,037
3.90%, 09/01/42 (a)	100,000	102,396
Ingersoll-Rand Global Holding Co., Ltd.
3.75%, 08/21/28 (a)	500,000	497,450
4.30%, 02/21/48 (a)	500,000	501,693
Ingersoll-Rand Luxembourg Finance S.A.
2.63%, 05/01/20 (a)	500,000	496,180
John Deere Capital Corp.
1.70%, 01/15/20	750,000	735,729
2.35%, 01/08/21	500,000	492,411
3.90%, 07/12/21	500,000	513,890
2.15%, 09/08/22	500,000	478,718
2.70%, 01/06/23	500,000	490,195
2.65%, 06/24/24	500,000	480,101
3.05%, 01/06/28	250,000	239,787
Johnson Controls International plc
3.63%, 07/02/24 (a)	500,000	501,649
3.90%, 02/14/26 (a)	500,000	501,778
6.00%, 01/15/36	500,000	611,956
4.63%, 07/02/44 (a)	200,000	207,541
5.13%, 09/14/45 (a)	500,000	563,040
L-3 Technologies, Inc.
4.95%, 02/15/21 (a)	500,000	521,387
3.85%, 12/15/26 (a)	500,000	495,183
Lockheed Martin Corp.
4.25%, 11/15/19 (e)	250,000	255,993
2.50%, 11/23/20 (a)	1,500,000	1,487,227
3.35%, 09/15/21	500,000	503,661
3.10%, 01/15/23 (a)	500,000	497,535
3.55%, 01/15/26 (a)	800,000	794,664
4.70%, 05/15/46 (a)	250,000	272,381
4.09%, 09/15/52 (a)	1,000,000	974,190
Masco Corp.
3.50%, 04/01/21 (a)	500,000	502,735
4.50%, 05/15/47 (a)	500,000	478,696
Northrop Grumman Corp.
2.08%, 10/15/20	1,000,000	979,150
3.50%, 03/15/21	500,000	506,221
3.20%, 02/01/27 (a)	500,000	481,808
3.25%, 01/15/28 (a)	250,000	239,127
4.75%, 06/01/43	1,000,000	1,075,198
3.85%, 04/15/45 (a)	750,000	702,949
4.03%, 10/15/47 (a)	200,000	192,820
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Owens Corning
4.20%, 12/15/22 (a)	1,000,000	1,023,980
7.00%, 12/01/36	290,000	372,270
Parker-Hannifin Corp.
4.45%, 11/21/44 (a)	250,000	268,566
Raytheon Co.
2.50%, 12/15/22 (a)	2,000,000	1,957,052
Republic Services, Inc.
3.55%, 06/01/22 (a)	750,000	758,224
2.90%, 07/01/26 (a)	1,000,000	938,881
3.38%, 11/15/27 (a)	500,000	483,497
Rockwell Collins, Inc.
2.80%, 03/15/22 (a)	1,350,000	1,317,260
Roper Technologies, Inc.
2.80%, 12/15/21 (a)	1,500,000	1,476,843
3.13%, 11/15/22 (a)	250,000	247,530
3.85%, 12/15/25 (a)	500,000	505,622
3.80%, 12/15/26 (a)	850,000	848,052
Textron, Inc.
3.88%, 03/01/25 (a)	250,000	251,259
United Technologies Corp.
1.95%, 11/01/21 (a)	500,000	480,410
2.80%, 05/04/24 (a)	400,000	382,232
3.13%, 05/04/27 (a)	250,000	236,387
6.13%, 07/15/38	400,000	494,473
5.70%, 04/15/40	1,000,000	1,199,126
4.50%, 06/01/42	500,000	509,022
3.75%, 11/01/46 (a)	750,000	678,021
4.05%, 05/04/47 (a)	1,000,000	952,310
Waste Management, Inc.
2.90%, 09/15/22 (a)	450,000	445,685
4.10%, 03/01/45 (a)	500,000	504,054
		66,445,214
Communications 2.3%
21st Century Fox America, Inc.
4.00%, 10/01/23	1,000,000	1,025,634
6.20%, 12/15/34	500,000	622,935
6.15%, 03/01/37	200,000	248,427
6.65%, 11/15/37	500,000	653,861
6.15%, 02/15/41	350,000	441,913
Activision Blizzard, Inc.
2.30%, 09/15/21 (a)	500,000	483,584
America Movil S.A.B. de C.V.
3.13%, 07/16/22	1,200,000	1,182,305
6.13%, 03/30/40	2,000,000	2,407,190
4.38%, 07/16/42	500,000	509,272
American Tower Corp.
5.05%, 09/01/20	250,000	260,349
2.25%, 01/15/22	250,000	239,279
3.50%, 01/31/23	1,500,000	1,493,032
5.00%, 02/15/24	200,000	211,384
3.13%, 01/15/27 (a)	750,000	688,586
3.55%, 07/15/27 (a)	1,000,000	948,009
AT&T, Inc.
3.20%, 03/01/22 (a)	750,000	746,696
3.00%, 06/23/22 (a)	250,000	245,753
3.95%, 01/15/25 (a)	250,000	250,213
3.40%, 05/15/25 (a)	2,500,000	2,412,630
4.13%, 02/17/26 (a)	1,500,000	1,506,074
4.25%, 03/01/27 (a)	2,450,000	2,481,123
3.90%, 08/14/27 (a)	750,000	756,603
4.10%, 02/15/28 (a)(d)	2,283,000	2,271,414
4.30%, 02/15/30 (a)(d)	3,000,000	2,989,741
8.25%, 11/15/31 (d)	1,000,000	1,312,872

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 05/15/35 (a)	1,000,000	985,054
5.25%, 03/01/37 (a)	1,000,000	1,061,036
6.35%, 03/15/40	300,000	349,195
6.00%, 08/15/40 (a)	1,000,000	1,133,069
5.35%, 09/01/40	525,000	552,879
5.15%, 03/15/42	400,000	413,535
4.30%, 12/15/42 (a)	750,000	698,771
4.35%, 06/15/45 (a)	1,750,000	1,605,330
4.75%, 05/15/46 (a)	2,000,000	1,949,908
5.65%, 02/15/47 (a)	500,000	543,819
5.45%, 03/01/47 (a)	500,000	532,668
4.50%, 03/09/48 (a)	1,763,000	1,645,097
4.55%, 03/09/49 (a)	259,000	243,039
5.15%, 02/14/50 (a)	1,000,000	1,014,112
5.30%, 08/14/58 (a)	250,000	253,141
CBS Corp.
3.38%, 02/15/28 (a)	300,000	279,477
5.50%, 05/15/33	300,000	322,890
4.90%, 08/15/44 (a)	400,000	402,934
4.60%, 01/15/45 (a)	250,000	242,875
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	750,000	754,082
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (a)	500,000	501,673
4.46%, 07/23/22 (a)	550,000	562,347
4.91%, 07/23/25 (a)	1,500,000	1,535,133
3.75%, 02/15/28 (a)	750,000	690,593
6.38%, 10/23/35 (a)	500,000	560,024
6.48%, 10/23/45 (a)	1,250,000	1,376,685
5.38%, 05/01/47 (a)	500,000	485,363
Comcast Corp.
5.70%, 07/01/19	500,000	518,023
5.15%, 03/01/20	1,250,000	1,301,005
2.85%, 01/15/23	1,600,000	1,567,031
2.75%, 03/01/23 (a)	500,000	487,121
3.60%, 03/01/24	750,000	755,064
2.35%, 01/15/27 (a)	500,000	449,428
3.30%, 02/01/27 (a)	1,030,000	998,167
7.05%, 03/15/33	500,000	662,855
4.65%, 07/15/42	500,000	524,423
4.75%, 03/01/44	750,000	792,494
4.60%, 08/15/45 (a)	1,072,000	1,113,455
3.97%, 11/01/47 (a)	1,448,000	1,376,429
Crown Castle International Corp.
4.88%, 04/15/22	750,000	788,700
4.45%, 02/15/26 (a)	500,000	508,420
3.65%, 09/01/27 (a)	300,000	286,410
3.80%, 02/15/28 (a)	750,000	722,791
4.75%, 05/15/47 (a)	750,000	758,764
Deutsche Telekom International Finance BV
6.00%, 07/08/19	1,075,000	1,117,697
8.75%, 06/15/30	150,000	212,896
Discovery Communications LLC
3.95%, 03/20/28 (a)	500,000	480,596
6.35%, 06/01/40	1,750,000	1,985,980
4.88%, 04/01/43	1,250,000	1,196,973
Electronic Arts, Inc.
3.70%, 03/01/21 (a)	300,000	304,871
4.80%, 03/01/26 (a)	500,000	536,406
Grupo Televisa S.A.B.
6.63%, 03/18/25	1,250,000	1,432,541
6.63%, 01/15/40	500,000	577,227
6.13%, 01/31/46 (a)	750,000	824,327
Interpublic Group of Cos., Inc.
3.75%, 02/15/23	1,000,000	1,005,130
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Koninklijke KPN
8.38%, 10/01/30	250,000	340,403
NBCUniversal Media LLC
5.15%, 04/30/20	1,000,000	1,044,071
4.38%, 04/01/21 (e)	750,000	779,531
5.95%, 04/01/41	1,000,000	1,227,824
Omnicom Group, Inc.
4.45%, 08/15/20	1,000,000	1,030,750
3.63%, 05/01/22	1,000,000	1,007,378
3.65%, 11/01/24 (a)	250,000	248,677
3.60%, 04/15/26 (a)	500,000	485,527
Orange S.A.
9.00%, 03/01/31	500,000	733,312
5.50%, 02/06/44 (a)	500,000	587,079
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	250,000	246,751
3.63%, 12/15/25 (a)	500,000	499,071
5.00%, 03/15/44 (a)	500,000	550,130
Scripps Networks Interactive, Inc.
2.80%, 06/15/20 (a)	1,000,000	987,645
TCI Communications, Inc.
7.13%, 02/15/28	800,000	998,905
Telefonica Emisiones S.A.U.
5.13%, 04/27/20	250,000	259,805
5.46%, 02/16/21	250,000	265,952
4.57%, 04/27/23	150,000	157,896
7.05%, 06/20/36	650,000	826,896
5.21%, 03/08/47	500,000	533,423
Telefonica Europe BV
8.25%, 09/15/30	250,000	339,224
Telefonos de Mexico S.A.B. de C.V.
5.50%, 11/15/19	600,000	623,300
TELUS Corp.
3.70%, 09/15/27 (a)	250,000	248,687
Time Warner Cable, Inc.
5.00%, 02/01/20	1,680,000	1,726,238
4.13%, 02/15/21 (a)	500,000	505,725
6.55%, 05/01/37	500,000	563,745
5.88%, 11/15/40 (a)	1,000,000	1,047,709
5.50%, 09/01/41 (a)	250,000	249,194
Time Warner, Inc.
2.10%, 06/01/19	1,500,000	1,486,926
4.88%, 03/15/20	200,000	206,890
4.75%, 03/29/21	300,000	313,508
4.00%, 01/15/22	500,000	512,650
3.55%, 06/01/24 (a)	400,000	394,992
3.88%, 01/15/26 (a)	1,000,000	981,251
3.80%, 02/15/27 (a)	250,000	242,157
4.85%, 07/15/45 (a)	1,000,000	1,025,839
Verizon Communications, Inc.
2.63%, 02/21/20	793,000	789,623
4.60%, 04/01/21	500,000	521,585
3.00%, 11/01/21 (a)	1,250,000	1,241,360
3.50%, 11/01/21	250,000	252,179
2.45%, 11/01/22 (a)	750,000	721,123
5.15%, 09/15/23	1,250,000	1,350,219
3.50%, 11/01/24 (a)	1,000,000	991,321
2.63%, 08/15/26	500,000	457,462
4.13%, 03/16/27	2,000,000	2,029,601
4.50%, 08/10/33	3,500,000	3,552,920
4.40%, 11/01/34 (a)	2,500,000	2,476,205
4.13%, 08/15/46	500,000	451,781
4.86%, 08/21/46	1,000,000	1,013,066
Viacom, Inc.
4.50%, 03/01/21	1,000,000	1,034,522
3.88%, 12/15/21	100,000	101,405

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 04/01/24 (a)	248,000	247,289
6.88%, 04/30/36	400,000	476,828
5.85%, 09/01/43 (a)	500,000	540,871
Vodafone Group PLC
2.50%, 09/26/22	500,000	481,007
2.95%, 02/19/23	1,100,000	1,071,941
4.38%, 02/19/43	500,000	474,983
Walt Disney Co.
2.35%, 12/01/22	1,500,000	1,451,121
3.00%, 02/13/26	800,000	782,957
1.85%, 07/30/26	200,000	178,357
4.13%, 12/01/41	2,000,000	2,106,078
		118,443,697
Consumer Cyclical 1.8%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	250,000	249,567
3.40%, 12/06/27 (a)	2,000,000	1,900,523
4.50%, 11/28/34 (a)	500,000	519,854
4.00%, 12/06/37 (a)	1,500,000	1,422,153
4.40%, 12/06/57 (a)	750,000	716,959
Amazon.com, Inc.
2.60%, 12/05/19 (a)	1,100,000	1,100,376
3.30%, 12/05/21 (a)	1,500,000	1,521,398
2.40%, 02/22/23 (a)(d)	1,600,000	1,546,879
2.80%, 08/22/24 (a)(d)	500,000	485,855
4.80%, 12/05/34 (a)	500,000	555,483
4.95%, 12/05/44 (a)	500,000	565,592
4.05%, 08/22/47 (a)(d)	750,000	753,794
4.25%, 08/22/57 (a)(d)	1,000,000	1,002,144
American Honda Finance Corp.
2.00%, 02/14/20	650,000	640,511
2.60%, 11/16/22	1,000,000	981,710
2.90%, 02/16/24	500,000	489,822
Aptiv PLC
4.40%, 10/01/46 (a)	500,000	484,244
Automatic Data Processing, Inc.
2.25%, 09/15/20 (a)	350,000	345,907
AutoNation, Inc.
3.80%, 11/15/27 (a)	500,000	479,574
AutoZone, Inc.
3.70%, 04/15/22 (a)	500,000	507,423
3.25%, 04/15/25 (a)	1,000,000	971,254
Bed Bath & Beyond, Inc.
5.17%, 08/01/44 (a)	250,000	208,731
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	241,531
Carnival Corp.
3.95%, 10/15/20	350,000	358,973
Costco Wholesale Corp.
1.70%, 12/15/19	500,000	493,021
1.75%, 02/15/20	500,000	491,874
2.15%, 05/18/21 (a)	1,000,000	982,855
2.75%, 05/18/24 (a)	500,000	488,045
3.00%, 05/18/27 (a)	1,750,000	1,693,980
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	900,000	892,008
Delphi Corp.
4.15%, 03/15/24 (a)	540,000	554,472
DR Horton, Inc.
4.00%, 02/15/20	500,000	508,679
2.55%, 12/01/20	250,000	246,351
Security Rate, Maturity Date	Face Amount ($)	Value ($)
eBay, Inc.
2.15%, 06/05/20	400,000	392,729
3.80%, 03/09/22 (a)	500,000	507,977
3.60%, 06/05/27 (a)	1,250,000	1,206,968
Ford Motor Co.
7.45%, 07/16/31	1,000,000	1,214,307
4.75%, 01/15/43	600,000	549,066
5.29%, 12/08/46 (a)	1,500,000	1,472,183
Ford Motor Credit Co. LLC
2.02%, 05/03/19	1,500,000	1,484,364
3.16%, 08/04/20	300,000	298,795
5.88%, 08/02/21	1,750,000	1,868,746
4.13%, 08/04/25	2,000,000	1,970,841
3.82%, 11/02/27 (a)	500,000	471,367
General Motors Co.
4.88%, 10/02/23	1,100,000	1,149,247
4.00%, 04/01/25	400,000	396,009
5.00%, 04/01/35	500,000	496,688
6.25%, 10/02/43	750,000	826,461
General Motors Financial Co., Inc.
3.15%, 01/15/20 (a)	1,500,000	1,500,012
2.65%, 04/13/20	600,000	592,764
3.20%, 07/06/21 (a)	1,250,000	1,240,132
4.38%, 09/25/21	2,250,000	2,314,609
3.45%, 01/14/22 (a)	750,000	747,992
3.15%, 06/30/22 (a)	500,000	489,913
3.25%, 01/05/23 (a)	500,000	488,661
4.35%, 01/17/27 (a)	1,250,000	1,243,898
3.85%, 01/05/28 (a)	1,000,000	953,128
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	500,000	516,818
Home Depot, Inc.
2.00%, 04/01/21 (a)	800,000	781,033
4.40%, 04/01/21 (a)	500,000	519,768
2.63%, 06/01/22 (a)	750,000	739,226
3.75%, 02/15/24 (a)	500,000	517,626
2.13%, 09/15/26 (a)	250,000	226,404
5.88%, 12/16/36	1,700,000	2,188,677
5.95%, 04/01/41 (a)	500,000	641,135
4.88%, 02/15/44 (a)	1,500,000	1,721,390
Kohl's Corp.
4.00%, 11/01/21 (a)	350,000	355,844
3.25%, 02/01/23 (a)	1,000,000	983,133
4.75%, 12/15/23 (a)	1,000,000	1,051,222
4.25%, 07/17/25 (a)	750,000	758,274
Lear Corp.
5.25%, 01/15/25 (a)	1,000,000	1,057,079
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	750,000	755,120
3.38%, 09/15/25 (a)	1,250,000	1,241,353
3.10%, 05/03/27 (a)	500,000	482,219
6.50%, 03/15/29	251,000	310,624
Macy's Retail Holdings, Inc.
2.88%, 02/15/23 (a)	200,000	188,757
Marriott International, Inc.
3.13%, 10/15/21 (a)	200,000	198,443
3.75%, 03/15/25 (a)	1,250,000	1,249,958
Mastercard, Inc.
3.80%, 11/21/46 (a)	500,000	501,078
McDonald's Corp.
2.20%, 05/26/20 (a)	500,000	493,858
2.75%, 12/09/20 (a)	1,500,000	1,493,537
3.38%, 05/26/25 (a)	550,000	544,734
4.88%, 12/09/45 (a)	600,000	655,424
4.45%, 03/01/47 (a)	250,000	258,727

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	96,753
3.63%, 05/01/43 (a)	50,000	47,801
Nordstrom, Inc.
4.75%, 05/01/20	750,000	775,533
4.00%, 10/15/21 (a)	300,000	306,256
4.00%, 03/15/27 (a)	1,000,000	976,125
5.00%, 01/15/44 (a)	500,000	471,418
O'Reilly Automotive, Inc.
3.55%, 03/15/26 (a)	500,000	489,841
QVC, Inc.
5.13%, 07/02/22	200,000	206,482
4.38%, 03/15/23	1,000,000	1,001,953
5.45%, 08/15/34 (a)	200,000	193,254
Starbucks Corp.
2.70%, 06/15/22 (a)	500,000	493,570
3.85%, 10/01/23 (a)	300,000	311,001
3.75%, 12/01/47 (a)	500,000	483,536
Target Corp.
2.30%, 06/26/19	1,000,000	997,910
3.50%, 07/01/24	250,000	254,072
4.00%, 07/01/42	500,000	489,707
Toyota Motor Credit Corp.
1.55%, 10/18/19	350,000	343,773
2.15%, 03/12/20	500,000	494,176
3.40%, 09/15/21	1,350,000	1,369,762
2.70%, 01/11/23	500,000	490,900
3.20%, 01/11/27	250,000	246,628
Visa, Inc.
2.20%, 12/14/20 (a)	1,000,000	984,583
3.15%, 12/14/25 (a)	250,000	245,449
4.15%, 12/14/35 (a)	1,500,000	1,600,351
4.30%, 12/14/45 (a)	750,000	806,456
Walgreens Boots Alliance, Inc.
3.30%, 11/18/21 (a)	1,000,000	996,462
3.80%, 11/18/24 (a)	1,000,000	986,267
3.45%, 06/01/26 (a)	500,000	473,280
4.80%, 11/18/44 (a)	200,000	198,622
Walmart, Inc.
2.35%, 12/15/22 (a)	2,000,000	1,948,144
2.55%, 04/11/23 (a)	700,000	685,146
Walt Disney Co.
4.38%, 08/16/41	500,000	535,653
		88,710,724
Consumer Non-Cyclical 4.1%
Abbott Laboratories
2.55%, 03/15/22	500,000	486,926
3.40%, 11/30/23 (a)	2,500,000	2,478,643
3.75%, 11/30/26 (a)	1,250,000	1,245,590
4.90%, 11/30/46 (a)	1,000,000	1,100,799
AbbVie, Inc.
2.90%, 11/06/22	500,000	488,930
3.20%, 11/06/22 (a)	300,000	296,464
2.85%, 05/14/23 (a)	2,200,000	2,133,108
4.50%, 05/14/35 (a)	1,500,000	1,540,802
4.30%, 05/14/36 (a)	1,500,000	1,504,830
4.40%, 11/06/42	1,500,000	1,485,487
4.70%, 05/14/45 (a)	250,000	258,793
Actavis Funding SCS
3.45%, 03/15/22 (a)	1,500,000	1,488,537
3.85%, 06/15/24 (a)	500,000	494,666
3.80%, 03/15/25 (a)	500,000	491,934
4.75%, 03/15/45 (a)	168,000	165,434
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Allergan Finance LLC
3.25%, 10/01/22 (a)	1,750,000	1,715,300
Allergan, Inc.
2.80%, 03/15/23 (a)	1,150,000	1,094,507
Altria Group, Inc.
9.25%, 08/06/19	250,000	271,043
4.75%, 05/05/21	500,000	522,848
2.85%, 08/09/22	600,000	587,834
2.95%, 05/02/23	800,000	783,563
4.25%, 08/09/42	200,000	196,723
3.88%, 09/16/46 (a)	1,000,000	936,643
AmerisourceBergen Corp.
3.45%, 12/15/27 (a)	1,000,000	953,393
Amgen, Inc.
2.20%, 05/22/19 (a)	1,600,000	1,590,360
4.10%, 06/15/21 (a)	1,000,000	1,031,792
1.85%, 08/19/21 (a)	1,500,000	1,438,446
3.88%, 11/15/21 (a)	500,000	511,347
3.63%, 05/22/24 (a)	650,000	655,248
4.95%, 10/01/41	500,000	545,452
5.15%, 11/15/41 (a)	500,000	557,703
4.40%, 05/01/45 (a)	500,000	501,262
4.66%, 06/15/51 (a)	750,000	777,492
Anheuser-Busch InBev Finance, Inc.
2.65%, 02/01/21 (a)	3,750,000	3,723,146
3.30%, 02/01/23 (a)	1,750,000	1,753,227
3.70%, 02/01/24	1,950,000	1,985,319
3.65%, 02/01/26 (a)	1,900,000	1,891,883
4.70%, 02/01/36 (a)	2,250,000	2,387,775
4.63%, 02/01/44	500,000	519,617
4.90%, 02/01/46 (a)	2,000,000	2,165,380
Anheuser-Busch InBev Worldwide, Inc.
6.88%, 11/15/19	850,000	904,643
5.00%, 04/15/20	1,000,000	1,041,374
3.50%, 01/12/24 (a)	500,000	503,896
4.00%, 04/13/28 (a)	750,000	760,072
4.44%, 10/06/48 (a)	2,000,000	2,023,175
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	750,000	692,058
4.02%, 04/16/43	200,000	197,524
Ascension Health
3.95%, 11/15/46	500,000	508,784
AstraZeneca PLC
2.38%, 11/16/20	500,000	492,402
2.38%, 06/12/22 (a)	500,000	483,366
6.45%, 09/15/37	1,650,000	2,143,851
BAT Capital Corp.
2.76%, 08/15/22 (a)(d)	2,000,000	1,936,457
3.22%, 08/15/24 (a)(d)	1,000,000	965,495
Baxalta, Inc.
2.88%, 06/23/20 (a)	1,250,000	1,241,874
3.60%, 06/23/22 (a)	1,000,000	997,891
4.00%, 06/23/25 (a)	1,750,000	1,749,877
5.25%, 06/23/45 (a)	1,000,000	1,094,442
Baxter International, Inc.
1.70%, 08/15/21 (a)	500,000	477,062
Becton Dickinson & Co.
2.68%, 12/15/19	950,000	944,898
3.25%, 11/12/20	650,000	648,823
2.89%, 06/06/22 (a)	750,000	728,403
3.73%, 12/15/24 (a)	1,000,000	984,686
4.69%, 12/15/44 (a)	250,000	252,609
4.67%, 06/06/47 (a)	500,000	507,334

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Biogen, Inc.
2.90%, 09/15/20	2,000,000	1,988,964
4.05%, 09/15/25 (a)	1,000,000	1,025,296
5.20%, 09/15/45 (a)	500,000	548,039
Boston Scientific Corp.
6.00%, 01/15/20	650,000	682,372
4.13%, 10/01/23 (a)	100,000	102,852
3.85%, 05/15/25	250,000	251,956
Bristol-Myers Squibb Co.
3.25%, 02/27/27	1,250,000	1,238,510
3.25%, 08/01/42	100,000	90,621
4.50%, 03/01/44 (a)	600,000	659,605
Brown-Forman Corp.
4.00%, 04/15/38 (a)	750,000	758,402
Bunge Ltd. Finance Corp.
3.75%, 09/25/27 (a)	500,000	484,173
Campbell Soup Co.
2.50%, 08/02/22	350,000	336,656
4.15%, 03/15/28 (a)	1,000,000	994,667
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	1,100,000	1,064,414
3.08%, 06/15/24 (a)	1,000,000	955,346
3.75%, 09/15/25 (a)	250,000	248,083
3.41%, 06/15/27 (a)	250,000	235,917
4.90%, 09/15/45 (a)	500,000	513,597
Catholic Health Initiatives
4.35%, 11/01/42	250,000	234,162
Celgene Corp.
2.88%, 08/15/20	1,000,000	996,606
3.55%, 08/15/22	1,000,000	999,627
3.63%, 05/15/24 (a)	700,000	692,067
3.45%, 11/15/27 (a)	500,000	474,925
4.35%, 11/15/47 (a)	750,000	716,845
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	1,000,000	947,201
Coca-Cola Co.
1.88%, 10/27/20	100,000	98,103
3.30%, 09/01/21	750,000	758,326
2.50%, 04/01/23	250,000	244,829
Coca-Cola Femsa S.A.B. de C.V.
5.25%, 11/26/43	750,000	870,394
Colgate-Palmolive Co.
3.25%, 03/15/24	200,000	200,608
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	783,000	774,938
Constellation Brands, Inc.
2.65%, 11/07/22 (a)	250,000	241,841
3.20%, 02/15/23 (a)	1,750,000	1,718,304
4.25%, 05/01/23	500,000	512,752
CVS Health Corp.
2.25%, 08/12/19 (a)	1,250,000	1,237,907
3.35%, 03/09/21	500,000	503,070
3.70%, 03/09/23 (a)	3,000,000	3,019,615
3.38%, 08/12/24 (a)	1,000,000	969,923
4.10%, 03/25/25 (a)	500,000	504,268
3.88%, 07/20/25 (a)	500,000	496,440
4.30%, 03/25/28 (a)	2,000,000	2,012,487
5.30%, 12/05/43 (a)	200,000	217,057
5.13%, 07/20/45 (a)	1,000,000	1,064,624
5.05%, 03/25/48 (a)	2,250,000	2,375,783
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	1,500,000	1,531,685
Diageo Capital PLC
5.88%, 09/30/36	1,000,000	1,281,154
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Dr Pepper Snapple Group, Inc.
3.43%, 06/15/27 (a)	500,000	479,802
Eli Lilly & Co.
2.35%, 05/15/22	600,000	586,365
3.10%, 05/15/27 (a)	500,000	488,421
3.70%, 03/01/45 (a)	500,000	490,893
Express Scripts Holding Co.
2.25%, 06/15/19	500,000	497,061
3.05%, 11/30/22 (a)	500,000	489,474
3.00%, 07/15/23 (a)	500,000	479,762
3.40%, 03/01/27 (a)	500,000	470,653
4.80%, 07/15/46 (a)	1,000,000	1,019,031
Genzyme Corp.
5.00%, 06/15/20	250,000	260,603
Gilead Sciences, Inc.
2.05%, 04/01/19	1,000,000	994,614
2.55%, 09/01/20	500,000	496,137
4.40%, 12/01/21 (a)	350,000	364,883
3.70%, 04/01/24 (a)	400,000	402,095
3.50%, 02/01/25 (a)	500,000	499,113
3.65%, 03/01/26 (a)	400,000	401,827
5.65%, 12/01/41 (a)	200,000	238,038
4.80%, 04/01/44 (a)	500,000	540,975
4.50%, 02/01/45 (a)	250,000	259,795
4.75%, 03/01/46 (a)	750,000	809,953
4.15%, 03/01/47 (a)	750,000	736,216
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	150,000	149,046
Hasbro, Inc.
6.35%, 03/15/40	450,000	520,523
5.10%, 05/15/44 (a)	1,100,000	1,076,696
JM Smucker Co.
3.50%, 10/15/21	500,000	504,926
3.50%, 03/15/25	750,000	739,849
4.25%, 03/15/35	1,000,000	1,002,438
4.38%, 03/15/45	1,000,000	1,006,814
Johnson & Johnson
1.65%, 03/01/21 (a)	250,000	243,343
2.45%, 12/05/21	100,000	98,946
2.05%, 03/01/23 (a)	100,000	96,229
3.38%, 12/05/23	500,000	510,580
2.45%, 03/01/26 (a)	450,000	424,489
2.95%, 03/03/27 (a)	2,000,000	1,945,160
2.90%, 01/15/28 (a)	100,000	96,233
3.70%, 03/01/46 (a)	1,000,000	998,042
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	1,250,000	1,211,289
Kimberly-Clark Corp.
6.63%, 08/01/37	100,000	136,948
5.30%, 03/01/41	1,000,000	1,192,198
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	750,000	854,202
Koninklijke Philips N.V.
3.75%, 03/15/22	250,000	256,321
5.00%, 03/15/42	100,000	112,735
Kraft Heinz Foods Co.
5.38%, 02/10/20	1,000,000	1,041,383
3.50%, 06/06/22	1,000,000	999,509
3.00%, 06/01/26 (a)	250,000	231,170
6.88%, 01/26/39	250,000	309,561
5.00%, 06/04/42	1,500,000	1,506,023
5.20%, 07/15/45 (a)	500,000	510,005
4.38%, 06/01/46 (a)	1,250,000	1,150,695
Kroger Co.
2.80%, 08/01/22 (a)	750,000	730,240

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (a)	1,250,000	1,219,174
McKesson Corp.
2.70%, 12/15/22 (a)	750,000	723,811
3.80%, 03/15/24 (a)	500,000	499,008
3.95%, 02/16/28 (a)	1,000,000	989,608
Mead Johnson Nutrition Co.
3.00%, 11/15/20	500,000	498,248
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	500,000	494,013
Medtronic, Inc.
2.50%, 03/15/20	1,850,000	1,840,413
4.13%, 03/15/21 (a)	100,000	103,032
3.15%, 03/15/22	1,300,000	1,302,884
3.63%, 03/15/24 (a)	200,000	202,507
3.50%, 03/15/25	1,350,000	1,350,681
4.38%, 03/15/35	2,000,000	2,125,874
4.63%, 03/15/45	750,000	822,870
Merck & Co., Inc.
1.85%, 02/10/20	100,000	98,772
3.88%, 01/15/21 (a)	1,600,000	1,646,577
2.80%, 05/18/23	1,250,000	1,232,841
2.75%, 02/10/25 (a)	2,100,000	2,026,016
3.70%, 02/10/45 (a)	500,000	489,040
Molson Coors Brewing Co.
2.10%, 07/15/21 (a)	1,000,000	960,294
3.50%, 05/01/22	200,000	201,362
3.00%, 07/15/26 (a)	750,000	695,921
5.00%, 05/01/42	750,000	802,521
4.20%, 07/15/46 (a)	500,000	474,508
Mondelez International, Inc.
5.38%, 02/10/20	250,000	260,155
Mylan N.V.
3.95%, 06/15/26 (a)	1,000,000	971,598
Mylan, Inc.
4.55%, 04/15/28 (a)(d)	500,000	501,813
Newell Brands, Inc.
2.88%, 12/01/19 (a)	400,000	397,968
3.90%, 11/01/25 (a)	1,000,000	971,099
Novartis Capital Corp.
4.40%, 04/24/20 (e)	100,000	103,393
2.40%, 09/21/22	100,000	97,350
3.00%, 11/20/25 (a)	1,000,000	976,552
3.10%, 05/17/27 (a)	750,000	733,164
PepsiCo, Inc.
1.35%, 10/04/19	1,500,000	1,473,307
2.15%, 10/14/20 (a)	100,000	98,755
1.70%, 10/06/21 (a)	1,000,000	961,161
2.75%, 03/05/22	850,000	844,810
3.60%, 03/01/24 (a)	500,000	511,766
4.88%, 11/01/40	200,000	230,706
4.60%, 07/17/45 (a)	1,300,000	1,413,969
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	500,000	497,541
Pfizer, Inc.
1.45%, 06/03/19	1,000,000	988,836
1.95%, 06/03/21	250,000	244,530
3.00%, 06/15/23	500,000	498,703
2.75%, 06/03/26	1,000,000	951,345
7.20%, 03/15/39	500,000	721,877
4.40%, 05/15/44	1,000,000	1,078,019
4.13%, 12/15/46	1,500,000	1,545,526
Philip Morris International, Inc.
1.88%, 11/01/19	100,000	98,665
4.50%, 03/26/20	250,000	257,436
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 05/17/21	500,000	516,502
2.90%, 11/15/21	500,000	495,659
2.38%, 08/17/22 (a)	500,000	481,959
2.50%, 08/22/22	850,000	822,833
2.75%, 02/25/26 (a)	250,000	235,379
3.13%, 03/02/28 (a)	1,500,000	1,443,151
6.38%, 05/16/38	650,000	839,040
4.38%, 11/15/41	250,000	254,491
4.88%, 11/15/43	1,000,000	1,091,160
4.25%, 11/10/44	200,000	201,039
Procter & Gamble Co.
1.85%, 02/02/21	1,500,000	1,466,252
5.50%, 02/01/34	500,000	615,945
3.50%, 10/25/47	750,000	716,063
Quest Diagnostics, Inc.
2.50%, 03/30/20 (a)	500,000	496,159
3.50%, 03/30/25 (a)	500,000	497,272
4.70%, 03/30/45 (a)	500,000	514,494
Reynolds American, Inc.
4.45%, 06/12/25 (a)	500,000	515,101
6.15%, 09/15/43	500,000	603,686
5.85%, 08/15/45 (a)	1,500,000	1,761,127
Sanofi
4.00%, 03/29/21	150,000	154,197
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	500,000	483,159
2.88%, 09/23/23 (a)	1,500,000	1,433,812
Stryker Corp.
3.50%, 03/15/26 (a)	2,000,000	1,997,645
4.63%, 03/15/46 (a)	500,000	536,077
Sysco Corp.
3.55%, 03/15/25 (a)	750,000	747,039
3.75%, 10/01/25 (a)	750,000	756,240
The Coca-Cola Co.
3.15%, 11/15/20	1,000,000	1,008,342
3.20%, 11/01/23	750,000	754,675
The Kroger Co.
6.15%, 01/15/20	300,000	316,602
7.50%, 04/01/31 (e)	100,000	127,408
Thermo Fisher Scientific, Inc.
4.50%, 03/01/21	50,000	52,029
3.60%, 08/15/21 (a)	550,000	555,381
3.30%, 02/15/22	750,000	749,166
4.15%, 02/01/24 (a)	800,000	822,829
5.30%, 02/01/44 (a)	200,000	227,558
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	750,000	777,910
4.88%, 08/15/34 (a)	1,250,000	1,328,040
4.55%, 06/02/47 (a)	1,250,000	1,258,561
Unilever Capital Corp.
1.80%, 05/05/20	1,500,000	1,473,730
4.25%, 02/10/21	800,000	830,442
1.38%, 07/28/21	100,000	95,187
Wyeth LLC
5.95%, 04/01/37	500,000	639,403
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/20 (a)	500,000	494,809
3.70%, 03/19/23 (a)	500,000	501,538
4.45%, 08/15/45 (a)	2,099,000	2,025,878
Zoetis, Inc.
3.25%, 02/01/23 (a)	250,000	247,861
3.00%, 09/12/27 (a)	500,000	469,450
4.70%, 02/01/43 (a)	100,000	107,277
		208,345,133

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Energy 2.3%
Anadarko Petroleum Corp.
4.85%, 03/15/21 (a)	750,000	779,948
6.45%, 09/15/36	1,000,000	1,202,404
6.60%, 03/15/46 (a)	1,000,000	1,261,755
Andeavor
4.75%, 12/15/23 (a)	500,000	520,122
5.13%, 12/15/26 (a)	1,000,000	1,057,883
Apache Corp.
3.25%, 04/15/22 (a)	1,250,000	1,236,881
6.00%, 01/15/37	500,000	567,681
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	750,000	718,067
4.08%, 12/15/47 (a)	750,000	710,954
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	500,000	514,349
4.45%, 07/15/27 (a)	2,000,000	1,948,090
BP Capital Markets PLC
1.68%, 05/03/19	200,000	197,977
2.32%, 02/13/20	750,000	742,024
4.50%, 10/01/20	800,000	829,418
4.74%, 03/11/21	1,500,000	1,572,516
3.56%, 11/01/21	500,000	507,529
3.06%, 03/17/22	500,000	497,610
3.25%, 05/06/22	200,000	200,491
3.28%, 09/19/27 (a)	750,000	729,860
Buckeye Partners LP
4.88%, 02/01/21 (a)	350,000	360,312
4.35%, 10/15/24 (a)	300,000	299,433
4.13%, 12/01/27 (a)	2,500,000	2,397,461
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	2,600,000	2,527,401
3.80%, 04/15/24 (a)	150,000	149,492
6.25%, 03/15/38	100,000	121,115
Cenovus Energy, Inc.
3.00%, 08/15/22 (a)	1,000,000	964,806
3.80%, 09/15/23 (a)	500,000	494,817
4.25%, 04/15/27 (a)	750,000	732,412
Chevron Corp.
1.96%, 03/03/20 (a)	500,000	493,004
2.42%, 11/17/20 (a)	100,000	99,301
2.50%, 03/03/22 (a)	300,000	295,266
2.36%, 12/05/22 (a)	499,000	484,573
3.19%, 06/24/23 (a)	1,150,000	1,153,128
2.90%, 03/03/24 (a)	1,500,000	1,474,900
ConocoPhillips Co.
3.35%, 11/15/24 (a)	1,350,000	1,341,323
4.95%, 03/15/26 (a)	500,000	546,682
6.50%, 02/01/39	1,350,000	1,778,229
4.30%, 11/15/44 (a)	500,000	521,701
ConocoPhillips Holding Co.
6.95%, 04/15/29	200,000	254,912
Devon Energy Corp.
3.25%, 05/15/22 (a)	1,000,000	988,879
5.00%, 06/15/45 (a)	500,000	533,417
Dominion Energy Gas Holdings LLC
4.80%, 11/01/43 (a)	1,300,000	1,397,275
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	97,690
Enbridge Energy Partners LP
4.38%, 10/15/20 (a)	1,000,000	1,022,754
Enbridge, Inc.
4.25%, 12/01/26 (a)	1,000,000	1,002,189
3.70%, 07/15/27 (a)	500,000	480,218
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 06/10/44 (a)	150,000	145,729
5.50%, 12/01/46 (a)	500,000	559,579
Encana Corp.
6.50%, 05/15/19	350,000	362,961
6.50%, 02/01/38	500,000	605,878
Energy Transfer Partners LP
4.15%, 10/01/20 (a)	2,250,000	2,282,516
5.20%, 02/01/22 (a)	2,000,000	2,090,574
4.75%, 01/15/26 (a)	500,000	506,344
4.20%, 04/15/27 (a)	250,000	241,795
4.90%, 03/15/35 (a)	750,000	709,512
6.63%, 10/15/36	500,000	554,961
7.50%, 07/01/38	1,000,000	1,211,768
6.50%, 02/01/42 (a)	1,800,000	1,950,230
6.13%, 12/15/45 (a)	500,000	520,678
5.30%, 04/15/47 (a)	250,000	235,560
EnLink Midstream Partners LP
2.70%, 04/01/19 (a)	500,000	497,379
4.85%, 07/15/26 (a)	500,000	505,998
Enterprise Products Operating LLC
2.55%, 10/15/19 (a)	1,500,000	1,491,214
2.85%, 04/15/21 (a)	1,500,000	1,483,609
3.35%, 03/15/23 (a)	500,000	498,789
3.90%, 02/15/24 (a)	400,000	405,580
3.95%, 02/15/27 (a)	350,000	352,580
6.65%, 10/15/34	250,000	312,894
6.13%, 10/15/39	250,000	300,609
5.10%, 02/15/45 (a)	500,000	545,676
EOG Resources, Inc.
4.15%, 01/15/26 (a)	250,000	258,689
EQT Corp.
3.00%, 10/01/22 (a)	1,000,000	972,689
Exxon Mobil Corp.
2.22%, 03/01/21 (a)	1,000,000	985,519
2.71%, 03/06/25 (a)	750,000	725,159
3.57%, 03/06/45 (a)	500,000	481,522
Halliburton Co.
3.80%, 11/15/25 (a)	500,000	503,064
4.85%, 11/15/35 (a)	250,000	270,018
5.00%, 11/15/45 (a)	500,000	546,193
Helmerich & Payne International Drilling Co.
4.65%, 03/15/25 (a)	2,000,000	2,079,503
Hess Corp.
7.30%, 08/15/31	97,000	116,590
7.13%, 03/15/33	600,000	721,571
5.60%, 02/15/41	500,000	512,373
5.80%, 04/01/47 (a)	1,000,000	1,054,900
Husky Energy, Inc.
7.25%, 12/15/19	200,000	213,630
3.95%, 04/15/22 (a)	500,000	509,996
6.80%, 09/15/37	500,000	641,926
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	289,134
Kinder Morgan Energy Partners LP
6.85%, 02/15/20 (e)	800,000	850,232
3.45%, 02/15/23 (a)	1,500,000	1,475,265
4.30%, 05/01/24 (a)	300,000	302,476
5.80%, 03/15/35	100,000	107,424
5.00%, 08/15/42 (a)	100,000	97,011
4.70%, 11/01/42 (a)	300,000	280,139
5.40%, 09/01/44 (a)	400,000	405,574
Kinder Morgan, Inc.
4.30%, 06/01/25 (a)	750,000	756,313
5.55%, 06/01/45 (a)	1,200,000	1,263,815

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Magellan Midstream Partners LP
5.15%, 10/15/43 (a)	750,000	820,432
Marathon Oil Corp.
2.80%, 11/01/22 (a)	550,000	530,744
6.60%, 10/01/37	1,000,000	1,209,782
Marathon Petroleum Corp.
5.13%, 03/01/21 (e)	250,000	264,125
3.63%, 09/15/24 (a)	500,000	497,764
6.50%, 03/01/41 (a)	500,000	612,253
4.75%, 09/15/44 (a)	250,000	252,249
MPLX LP
4.00%, 02/15/25 (a)	250,000	248,819
4.70%, 04/15/48 (a)	2,000,000	1,955,926
Nexen Energy ULC
5.88%, 03/10/35	600,000	703,690
Noble Energy, Inc.
3.85%, 01/15/28 (a)	1,000,000	985,221
6.00%, 03/01/41 (a)	250,000	287,161
5.25%, 11/15/43 (a)	400,000	428,039
Occidental Petroleum Corp.
3.40%, 04/15/26 (a)	1,000,000	990,192
4.40%, 04/15/46 (a)	1,500,000	1,570,610
Petro-Canada
5.95%, 05/15/35	500,000	607,751
6.80%, 05/15/38	750,000	995,898
Petroleos Mexicanos
6.50%, 03/13/27	500,000	534,625
Phillips 66
4.88%, 11/15/44 (a)	1,000,000	1,070,340
Phillips 66 Partners LP
3.61%, 02/15/25 (a)	500,000	489,866
Pioneer Natural Resources Co.
7.50%, 01/15/20	250,000	269,109
Plains All American Pipeline LP
5.75%, 01/15/20	100,000	104,028
5.00%, 02/01/21 (a)	1,000,000	1,033,698
3.65%, 06/01/22 (a)	200,000	197,459
3.85%, 10/15/23 (a)	150,000	146,465
4.65%, 10/15/25 (a)	500,000	503,770
4.50%, 12/15/26 (a)	1,000,000	993,661
6.65%, 01/15/37	100,000	111,478
Sabine Pass Liquefaction LLC
5.63%, 04/15/23 (a)	1,000,000	1,069,103
5.75%, 05/15/24 (a)	2,175,000	2,344,049
5.63%, 03/01/25 (a)	1,000,000	1,077,342
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	1,000,000	1,016,777
Shell International Finance BV
4.30%, 09/22/19	2,100,000	2,149,910
4.38%, 03/25/20	500,000	515,301
1.88%, 05/10/21	1,000,000	967,716
3.40%, 08/12/23	750,000	758,380
3.25%, 05/11/25	1,500,000	1,487,295
2.88%, 05/10/26	500,000	482,387
4.13%, 05/11/35	500,000	519,014
6.38%, 12/15/38	1,500,000	1,995,756
4.55%, 08/12/43	750,000	815,276
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	100,000	105,171
5.95%, 09/25/43 (a)	600,000	690,234
Suncor Energy, Inc.
3.60%, 12/01/24 (a)	750,000	750,074
5.95%, 12/01/34	250,000	303,612
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.50%, 06/15/38	1,150,000	1,479,580
4.00%, 11/15/47 (a)	750,000	738,548
Total Capital International S.A.
2.88%, 02/17/22	500,000	497,359
3.70%, 01/15/24	1,000,000	1,020,099
3.75%, 04/10/24	500,000	509,706
TransCanada PipeLines Ltd.
2.50%, 08/01/22	395,000	384,628
4.63%, 03/01/34 (a)	600,000	637,068
7.63%, 01/15/39	500,000	696,096
Valero Energy Corp.
6.63%, 06/15/37	700,000	886,447
4.90%, 03/15/45	500,000	531,274
Western Gas Partners LP
3.95%, 06/01/25 (a)	500,000	488,117
Williams Partners LP
5.25%, 03/15/20	250,000	259,172
3.60%, 03/15/22 (a)	1,850,000	1,843,308
3.90%, 01/15/25 (a)	350,000	347,140
6.30%, 04/15/40	500,000	574,533
5.10%, 09/15/45 (a)	250,000	254,661
		119,211,675
Industrial Other 0.1%
Fluor Corp.
3.50%, 12/15/24 (a)	300,000	302,879
President & Fellows of Harvard College
3.30%, 07/15/56 (a)	1,500,000	1,395,809
Princeton University
5.70%, 03/01/39	1,000,000	1,307,698
		3,006,386
Technology 2.1%
Adobe Systems, Inc.
3.25%, 02/01/25 (a)	500,000	498,249
Alphabet, Inc.
3.38%, 02/25/24	600,000	611,872
Analog Devices, Inc.
2.50%, 12/05/21 (a)	150,000	146,207
3.90%, 12/15/25 (a)	300,000	303,506
Apple, Inc.
2.10%, 05/06/19	850,000	847,824
2.25%, 02/23/21 (a)	2,250,000	2,217,082
2.85%, 05/06/21	1,750,000	1,751,832
2.15%, 02/09/22	250,000	243,417
2.50%, 02/09/22 (a)	1,250,000	1,231,366
2.40%, 01/13/23 (a)	1,000,000	971,731
2.40%, 05/03/23	1,750,000	1,693,991
3.45%, 05/06/24	1,000,000	1,010,486
3.25%, 02/23/26 (a)	500,000	493,480
3.35%, 02/09/27 (a)	1,500,000	1,483,555
3.85%, 05/03/43	1,000,000	987,898
4.45%, 05/06/44	1,000,000	1,075,752
3.45%, 02/09/45	500,000	462,567
4.38%, 05/13/45	1,100,000	1,163,532
4.25%, 02/09/47 (a)	3,100,000	3,219,910
Applied Materials, Inc.
2.63%, 10/01/20 (a)	250,000	248,611
4.30%, 06/15/21	250,000	259,770
3.90%, 10/01/25 (a)	1,000,000	1,028,084
Baidu, Inc.
3.00%, 06/30/20	250,000	248,446
3.88%, 09/29/23 (a)	750,000	751,367
4.38%, 03/29/28 (a)	250,000	250,846

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%, 01/15/22 (a)	1,500,000	1,473,173
3.63%, 01/15/24 (a)	2,500,000	2,462,501
3.13%, 01/15/25 (a)	500,000	473,367
Cisco Systems, Inc.
4.45%, 01/15/20	1,000,000	1,031,338
2.20%, 02/28/21	1,500,000	1,473,494
2.20%, 09/20/23 (a)	750,000	712,593
3.63%, 03/04/24	250,000	255,053
3.50%, 06/15/25	250,000	253,475
5.90%, 02/15/39	500,000	654,656
5.50%, 01/15/40	1,500,000	1,885,704
Dell International LLC/EMC Corp.
3.48%, 06/01/19 (d)	500,000	502,404
4.42%, 06/15/21 (a)(d)	2,000,000	2,053,023
5.45%, 06/15/23 (a)(d)	500,000	530,596
6.02%, 06/15/26 (a)(d)	2,000,000	2,157,263
8.35%, 07/15/46 (a)(d)	450,000	573,361
Fidelity National Information Services, Inc.
2.25%, 08/15/21 (a)	250,000	241,793
3.50%, 04/15/23 (a)	909,000	909,750
5.00%, 10/15/25 (a)	139,000	148,664
3.00%, 08/15/26 (a)	450,000	419,791
Fiserv, Inc.
4.63%, 10/01/20	750,000	777,622
3.85%, 06/01/25 (a)	250,000	252,712
Flex Ltd.
4.75%, 06/15/25 (a)	500,000	522,899
Harris Corp.
6.15%, 12/15/40	150,000	186,698
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (a)	3,750,000	3,786,898
4.40%, 10/15/22 (a)	1,000,000	1,035,975
4.90%, 10/15/25 (a)	2,100,000	2,183,661
6.35%, 10/15/45 (a)	1,000,000	1,071,959
Intel Corp.
2.45%, 07/29/20	750,000	745,983
1.70%, 05/19/21 (a)	750,000	724,925
2.35%, 05/11/22 (a)	2,000,000	1,953,743
3.15%, 05/11/27 (a)	1,000,000	980,374
4.80%, 10/01/41	750,000	849,546
4.25%, 12/15/42 (e)	250,000	263,392
4.10%, 05/19/46 (a)	650,000	668,215
4.10%, 05/11/47 (a)	1,000,000	1,028,630
International Business Machines Corp.
1.88%, 05/15/19	200,000	198,569
2.25%, 02/19/21	1,500,000	1,476,844
2.88%, 11/09/22	250,000	246,873
3.38%, 08/01/23	150,000	150,948
3.63%, 02/12/24	500,000	508,718
3.45%, 02/19/26	250,000	248,968
3.30%, 01/27/27	1,000,000	987,233
4.00%, 06/20/42	500,000	509,428
Jabil, Inc.
3.95%, 01/12/28 (a)	250,000	242,695
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	1,000,000	1,031,628
KLA-Tencor Corp.
4.65%, 11/01/24 (a)	500,000	522,927
Lam Research Corp.
2.80%, 06/15/21 (a)	1,000,000	987,564
3.80%, 03/15/25 (a)	500,000	505,259
Microsoft Corp.
1.10%, 08/08/19	1,000,000	983,508
2.00%, 11/03/20 (a)	1,000,000	983,731
1.55%, 08/08/21 (a)	1,750,000	1,681,240
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.00%, 08/08/23 (a)	500,000	474,380
3.13%, 11/03/25 (a)	1,000,000	986,096
2.40%, 08/08/26 (a)	1,000,000	931,620
4.20%, 11/03/35 (a)	350,000	375,783
4.50%, 10/01/40 (e)	100,000	111,170
5.30%, 02/08/41	500,000	615,234
4.45%, 11/03/45 (a)	2,600,000	2,885,401
3.70%, 08/08/46 (a)	500,000	494,623
4.25%, 02/06/47 (a)	3,250,000	3,505,573
4.50%, 02/06/57 (a)	750,000	824,443
NVIDIA Corp.
2.20%, 09/16/21 (a)	700,000	683,114
3.20%, 09/16/26 (a)	500,000	482,819
Oracle Corp.
2.25%, 10/08/19	500,000	497,163
2.80%, 07/08/21	1,000,000	997,685
1.90%, 09/15/21 (a)	2,750,000	2,656,322
2.50%, 05/15/22 (a)	1,000,000	980,939
2.50%, 10/15/22	1,000,000	975,616
2.40%, 09/15/23 (a)	250,000	239,637
3.40%, 07/08/24 (a)	650,000	650,597
2.95%, 05/15/25 (a)	500,000	484,643
4.30%, 07/08/34 (a)	400,000	423,020
3.90%, 05/15/35 (a)	250,000	250,434
3.80%, 11/15/37 (a)	3,000,000	2,972,661
6.50%, 04/15/38	500,000	667,029
6.13%, 07/08/39	750,000	970,446
4.00%, 07/15/46 (a)	500,000	493,967
4.38%, 05/15/55 (a)	250,000	260,597
Pitney Bowes, Inc.
4.63%, 03/15/24 (a)	350,000	327,688
QUALCOMM, Inc.
1.85%, 05/20/19	250,000	248,307
3.00%, 05/20/22	1,000,000	985,660
3.45%, 05/20/25 (a)	1,500,000	1,466,037
3.25%, 05/20/27 (a)	250,000	237,268
4.80%, 05/20/45 (a)	1,500,000	1,567,298
4.30%, 05/20/47 (a)	250,000	242,829
Seagate HDD Cayman
4.25%, 03/01/22 (a)(d)	100,000	98,981
4.75%, 06/01/23	750,000	751,197
4.75%, 01/01/25	250,000	243,659
4.88%, 06/01/27 (a)	1,000,000	949,420
Texas Instruments, Inc.
1.65%, 08/03/19	500,000	494,055
1.85%, 05/15/22 (a)	1,500,000	1,434,584
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	500,000	503,957
VMware, Inc.
2.30%, 08/21/20	750,000	729,915
3.90%, 08/21/27 (a)	1,250,000	1,185,585
Xerox Corp.
2.75%, 09/01/20	415,000	407,482
4.07%, 03/17/22	192,000	192,335
3.63%, 03/15/23 (a)	1,000,000	977,578
		108,647,592
Transportation 0.6%
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 11/01/28	658,991	641,182
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 12/15/29	1,422,000	1,357,875
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	140,000	143,951
3.85%, 09/01/23 (a)	400,000	412,147
3.40%, 09/01/24 (a)	2,000,000	2,007,792

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.05%, 03/01/41 (a)	500,000	576,659
4.55%, 09/01/44 (a)	1,000,000	1,079,840
4.05%, 06/15/48 (a)	1,500,000	1,518,211
Canadian National Railway Co.
2.95%, 11/21/24 (a)	150,000	148,096
3.20%, 08/02/46 (a)	250,000	226,303
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	350,000	336,967
7.13%, 10/15/31	500,000	653,515
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	359,473	385,250
Continental Airlines 2010-1 Class A Pass Through Trust
4.75%, 07/12/22	288,475	296,855
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/25	77,851	79,344
CSX Corp.
4.25%, 06/01/21 (a)	150,000	154,921
2.60%, 11/01/26 (a)	250,000	228,612
3.25%, 06/01/27 (a)	1,000,000	957,708
6.15%, 05/01/37	500,000	622,637
5.50%, 04/15/41 (a)	1,000,000	1,161,010
4.10%, 03/15/44 (a)	850,000	827,244
3.80%, 11/01/46 (a)	500,000	462,050
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	349,723	386,916
Delta Air Lines, Inc.
2.60%, 12/04/20	500,000	490,910
FedEx Corp.
2.30%, 02/01/20	500,000	494,969
3.25%, 04/01/26 (a)	750,000	730,040
3.30%, 03/15/27 (a)	400,000	388,809
3.40%, 02/15/28 (a)	750,000	729,300
3.90%, 02/01/35	300,000	290,961
3.88%, 08/01/42	200,000	188,176
4.55%, 04/01/46 (a)	250,000	253,170
4.40%, 01/15/47 (a)	1,000,000	991,411
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	750,000	745,291
2.90%, 06/15/26 (a)	500,000	476,728
4.84%, 10/01/41	100,000	109,243
4.65%, 01/15/46 (a)	500,000	535,498
Ryder System, Inc.
3.40%, 03/01/23 (a)	500,000	499,043
Southwest Airlines Co.
3.45%, 11/16/27 (a)	1,000,000	968,937
Union Pacific Corp.
4.16%, 07/15/22 (a)	250,000	261,243
3.65%, 02/15/24 (a)	500,000	510,794
3.25%, 08/15/25 (a)	500,000	494,127
2.75%, 03/01/26 (a)	1,000,000	953,961
4.15%, 01/15/45 (a)	1,000,000	1,022,394
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/28	486,808	470,388
United Parcel Service, Inc.
5.13%, 04/01/19	400,000	411,009
2.35%, 05/16/22 (a)	250,000	244,074
2.45%, 10/01/22	500,000	487,405
3.05%, 11/15/27 (a)	500,000	481,846
6.20%, 01/15/38	400,000	518,213
4.88%, 11/15/40 (a)	650,000	732,069
		29,145,094
		783,423,232

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Utility 1.8%
Electric 1.6%
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)(d)	500,000	474,273
Alabama Power Co.
3.55%, 12/01/23	350,000	355,053
4.30%, 01/02/46 (a)	500,000	529,676
3.70%, 12/01/47 (a)	1,000,000	961,563
Ameren Corp.
3.65%, 02/15/26 (a)	1,000,000	989,253
Appalachian Power Co.
3.40%, 06/01/25 (a)	500,000	495,398
3.30%, 06/01/27 (a)	750,000	728,531
7.00%, 04/01/38	750,000	1,030,214
4.45%, 06/01/45 (a)	500,000	533,942
Arizona Public Service Co.
4.35%, 11/15/45 (a)	1,000,000	1,060,574
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (a)	300,000	297,644
3.25%, 04/15/28 (a)(d)	1,500,000	1,450,704
6.13%, 04/01/36	487,000	622,487
5.95%, 05/15/37	250,000	312,793
6.50%, 09/15/37	500,000	661,429
5.15%, 11/15/43 (a)	800,000	924,239
4.50%, 02/01/45 (a)	850,000	907,038
CMS Energy Corp.
6.25%, 02/01/20	1,000,000	1,054,634
3.00%, 05/15/26 (a)	1,500,000	1,440,288
4.88%, 03/01/44 (a)	500,000	553,251
Consolidated Edison Co. of New York, Inc.
6.75%, 04/01/38	500,000	686,377
3.95%, 03/01/43 (a)	1,000,000	1,000,491
4.45%, 03/15/44 (a)	1,150,000	1,225,076
Consumers Energy Co.
6.70%, 09/15/19	300,000	317,099
3.38%, 08/15/23 (a)	500,000	502,374
3.95%, 05/15/43 (a)	250,000	253,570
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	500,000	504,030
Dominion Energy, Inc.
2.96%, 07/01/19	500,000	499,234
1.60%, 08/15/19	1,100,000	1,081,429
2.50%, 12/01/19 (a)	1,000,000	988,746
2.85%, 08/15/26 (a)	1,000,000	928,427
5.25%, 08/01/33	500,000	568,909
DTE Electric Co.
3.70%, 06/01/46 (a)	500,000	492,131
DTE Energy Co.
1.50%, 10/01/19	750,000	733,145
3.30%, 06/15/22 (a)	500,000	500,333
Duke Energy Carolinas LLC
6.10%, 06/01/37	250,000	320,154
6.05%, 04/15/38	1,255,000	1,611,411
5.30%, 02/15/40	600,000	720,115
3.75%, 06/01/45 (a)	750,000	727,757
3.88%, 03/15/46 (a)	250,000	247,336
3.70%, 12/01/47 (a)	2,750,000	2,658,107
Duke Energy Corp.
3.05%, 08/15/22 (a)	950,000	937,225
3.75%, 04/15/24 (a)	1,000,000	1,002,247
2.65%, 09/01/26 (a)	1,250,000	1,142,922
3.75%, 09/01/46 (a)	200,000	181,151
3.95%, 08/15/47 (a)	250,000	235,624

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	1,750,000	1,710,680
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	1,500,000	1,543,738
3.70%, 10/15/46 (a)	500,000	486,270
Edison International
2.95%, 03/15/23 (a)	500,000	486,760
Entergy Corp.
4.00%, 07/15/22 (a)	500,000	510,833
Entergy Louisiana LLC
2.40%, 10/01/26 (a)	500,000	461,318
4.95%, 01/15/45 (a)	500,000	511,557
Eversource Energy
3.30%, 01/15/28 (a)	250,000	241,385
Exelon Corp.
3.95%, 06/15/25 (a)	1,000,000	1,004,469
3.40%, 04/15/26 (a)	750,000	725,475
4.95%, 06/15/35 (a)(d)	250,000	276,158
4.45%, 04/15/46 (a)	500,000	512,066
Exelon Generation Co. LLC
5.20%, 10/01/19	300,000	309,281
2.95%, 01/15/20 (a)	1,000,000	997,643
6.25%, 10/01/39	1,000,000	1,093,938
5.60%, 06/15/42 (a)	750,000	773,152
FirstEnergy Corp.
3.90%, 07/15/27 (a)	1,500,000	1,475,946
Florida Power & Light Co.
3.13%, 12/01/25 (a)	1,750,000	1,733,264
5.95%, 02/01/38	150,000	195,044
5.96%, 04/01/39	500,000	649,254
4.05%, 06/01/42 (a)	350,000	363,202
3.80%, 12/15/42 (a)	275,000	275,008
3.70%, 12/01/47 (a)	500,000	489,943
Georgia Power Co.
2.85%, 05/15/22	1,000,000	983,763
Indiana Michigan Power Co.
3.75%, 07/01/47 (a)	1,000,000	948,363
LG&E & KU Energy LLC
3.75%, 11/15/20 (a)	1,000,000	1,014,746
N.V. Energy, Inc.
6.25%, 11/15/20	350,000	377,966
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	800,000	784,311
5.25%, 04/20/46 (a)(b)	800,000	852,831
Nevada Power Co.
6.65%, 04/01/36	500,000	669,712
NextEra Energy Capital Holdings, Inc.
2.30%, 04/01/19	250,000	248,722
4.80%, 12/01/77 (a)(b)	1,000,000	967,123
NSTAR Electric Co.
4.40%, 03/01/44 (a)	250,000	271,200
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (a)	1,200,000	1,316,093
Pacific Gas & Electric Co.
3.50%, 10/01/20 (a)	250,000	251,818
6.05%, 03/01/34	1,000,000	1,195,142
5.40%, 01/15/40	500,000	570,239
4.30%, 03/15/45 (a)	1,000,000	970,520
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	1,100,000	1,134,185
3.40%, 06/01/23 (a)	1,000,000	995,069
PPL Electric Utilities Corp.
6.25%, 05/15/39	500,000	646,743
Security Rate, Maturity Date	Face Amount ($)	Value ($)
PSEG Power LLC
5.13%, 04/15/20	400,000	415,680
3.00%, 06/15/21 (a)	1,500,000	1,495,785
Public Service Co. of Colorado
2.25%, 09/15/22 (a)	1,000,000	969,448
Public Service Electric & Gas Co.
3.95%, 05/01/42 (a)	100,000	101,972
3.60%, 12/01/47 (a)	500,000	479,693
Puget Energy, Inc.
6.50%, 12/15/20	500,000	539,666
6.00%, 09/01/21	250,000	271,407
Puget Sound Energy, Inc.
5.64%, 04/15/41 (a)	250,000	313,942
San Diego Gas & Electric Co.
3.75%, 06/01/47 (a)	250,000	246,083
Sempra Energy
3.55%, 06/15/24 (a)	400,000	398,150
Southern California Edison Co.
2.40%, 02/01/22 (a)	500,000	487,539
3.50%, 10/01/23 (a)	250,000	252,880
5.55%, 01/15/37	500,000	598,190
Southern Co.
2.35%, 07/01/21 (a)	350,000	339,427
4.25%, 07/01/36 (a)	250,000	255,416
4.40%, 07/01/46 (a)	500,000	502,466
Southern Power Co.
2.38%, 06/01/20 (a)	1,200,000	1,183,925
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	500,000	468,444
TransAlta Corp.
6.50%, 03/15/40	500,000	493,922
Union Electric Co.
3.90%, 09/15/42 (a)	100,000	101,199
Virginia Electric & Power Co.
3.50%, 03/15/27 (a)	1,200,000	1,187,349
6.00%, 05/15/37	800,000	1,001,316
3.80%, 09/15/47 (a)	500,000	485,068
Westar Energy, Inc.
4.13%, 03/01/42 (a)	100,000	103,771
Xcel Energy, Inc.
4.70%, 05/15/20 (a)	500,000	513,941
2.40%, 03/15/21 (a)	250,000	245,368
		79,925,381
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	1,250,000	1,207,585
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (a)	250,000	311,570
4.10%, 09/01/47 (a)	200,000	196,019
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	242,075
4.80%, 02/15/44 (a)	875,000	930,968
ONE Gas, Inc.
3.61%, 02/01/24 (a)	100,000	100,295
4.66%, 02/01/44 (a)	300,000	333,933
Sempra Energy
1.63%, 10/07/19	1,000,000	981,001
2.40%, 02/01/20	250,000	247,441
3.75%, 11/15/25 (a)	885,000	882,713
6.00%, 10/15/39	350,000	429,662
Southern California Gas Co.
2.60%, 06/15/26 (a)	1,000,000	941,258

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (a)	750,000	714,549
4.40%, 05/30/47 (a)	1,000,000	1,017,463
		8,536,532
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	750,000	752,022
2.95%, 09/01/27 (a)	350,000	332,725
		1,084,747
		89,546,660
Total Corporates
(Cost $1,296,745,158)		1,281,143,601

Treasuries 36.4% of net assets
Bonds
8.13%, 08/15/19	1,500,000	1,620,439
8.50%, 02/15/20	3,000,000	3,347,578
8.75%, 05/15/20	2,750,000	3,122,808
8.75%, 08/15/20	1,750,000	2,008,979
7.88%, 02/15/21	750,000	865,034
8.13%, 05/15/21	750,000	878,672
8.13%, 08/15/21	1,000,000	1,183,984
8.00%, 11/15/21 (e)	2,149,000	2,560,500
7.25%, 08/15/22	1,500,000	1,795,137
7.63%, 11/15/22	2,200,000	2,690,016
7.13%, 02/15/23	1,500,000	1,813,887
6.25%, 08/15/23	1,250,000	1,479,810
7.50%, 11/15/24	750,000	971,016
7.63%, 02/15/25	500,000	655,664
6.88%, 08/15/25	500,000	640,303
6.00%, 02/15/26 (e)	1,891,000	2,334,092
6.75%, 08/15/26	1,209,000	1,576,375
6.50%, 11/15/26	1,250,000	1,614,331
6.63%, 02/15/27	1,000,000	1,309,648
6.38%, 08/15/27	500,000	651,191
6.13%, 11/15/27	2,438,000	3,135,782
5.50%, 08/15/28	750,000	935,713
5.25%, 11/15/28	750,000	921,724
5.25%, 02/15/29	2,778,000	3,425,784
6.13%, 08/15/29	4,250,000	5,641,792
6.25%, 05/15/30 (e)	3,135,000	4,255,150
5.38%, 02/15/31	9,100,000	11,655,465
4.50%, 02/15/36	8,350,000	10,320,567
4.75%, 02/15/37	5,886,000	7,536,149
5.00%, 05/15/37	4,250,000	5,603,276
4.38%, 02/15/38 (e)	3,000,000	3,692,285
4.50%, 05/15/38	1,000,000	1,251,836
3.50%, 02/15/39 (e)	2,822,000	3,101,554
4.25%, 05/15/39	4,950,000	6,024,981
4.50%, 08/15/39	3,450,000	4,340,329
4.38%, 11/15/39 (e)	3,031,000	3,754,118
4.63%, 02/15/40	4,915,000	6,290,816
4.38%, 05/15/40	5,000,000	6,200,000
3.88%, 08/15/40	3,500,000	4,055,420
4.25%, 11/15/40 (e)	4,159,000	5,078,935
4.75%, 02/15/41	5,500,000	7,183,516
4.38%, 05/15/41	3,400,000	4,232,668
3.75%, 08/15/41	3,623,000	4,129,725
3.13%, 11/15/41	3,100,000	3,203,596
3.13%, 02/15/42 (e)	5,190,000	5,363,845
3.00%, 05/15/42	4,000,000	4,045,234
2.75%, 08/15/42	5,399,000	5,217,944
2.75%, 11/15/42	6,270,000	6,053,612
3.13%, 02/15/43	8,200,000	8,454,809
2.88%, 05/15/43	13,499,000	13,309,434
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 08/15/43	7,983,000	8,938,777
3.75%, 11/15/43	10,768,000	12,302,019
3.63%, 02/15/44	11,295,000	12,658,783
3.38%, 05/15/44	13,112,000	14,104,107
3.13%, 08/15/44 (e)	9,900,000	10,197,000
3.00%, 11/15/44 (e)	9,500,000	9,565,312
2.50%, 02/15/45 (e)	10,300,000	9,407,199
3.00%, 05/15/45 (e)	9,250,000	9,310,342
2.88%, 08/15/45	9,350,000	9,184,184
3.00%, 11/15/45	9,650,000	9,706,543
2.50%, 02/15/46 (e)	10,600,000	9,649,727
2.50%, 05/15/46	9,700,000	8,821,321
2.25%, 08/15/46 (e)	17,800,000	15,333,039
2.88%, 11/15/46	8,785,000	8,617,364
3.00%, 02/15/47	8,650,000	8,697,981
3.00%, 05/15/47	9,200,000	9,246,898
2.75%, 08/15/47	9,850,000	9,415,984
2.75%, 11/15/47 (e)	15,950,000	15,250,941
3.00%, 02/15/48	2,000,000	2,011,719
Notes
0.88%, 04/15/19 (e)	4,500,000	4,441,729
1.25%, 04/30/19	7,559,000	7,486,510
1.63%, 04/30/19	6,520,000	6,483,707
0.88%, 05/15/19 (e)	10,000,000	9,857,422
3.13%, 05/15/19	8,900,000	8,992,824
1.13%, 05/31/19 (e)	12,020,000	11,875,854
1.25%, 05/31/19	4,465,000	4,418,257
1.50%, 05/31/19	5,163,000	5,123,269
0.88%, 06/15/19	2,823,000	2,779,552
1.00%, 06/30/19	3,000,000	2,955,996
1.25%, 06/30/19	7,250,000	7,167,021
1.63%, 06/30/19	6,790,000	6,744,380
0.75%, 07/15/19	5,000,000	4,908,789
0.88%, 07/31/19 (e)	4,201,000	4,129,370
1.38%, 07/31/19	10,250,000	10,139,492
1.63%, 07/31/19	7,450,000	7,395,144
0.75%, 08/15/19	5,500,000	5,392,471
3.63%, 08/15/19	6,500,000	6,622,256
1.00%, 08/31/19	2,700,000	2,654,701
1.25%, 08/31/19	5,344,000	5,272,503
1.63%, 08/31/19 (e)	7,250,000	7,190,669
0.88%, 09/15/19	5,550,000	5,442,038
1.00%, 09/30/19	4,500,000	4,419,492
1.38%, 09/30/19	10,000,000	9,872,852
1.75%, 09/30/19 (e)	7,425,000	7,373,083
1.00%, 10/15/19	5,000,000	4,908,008
1.25%, 10/31/19	3,250,000	3,200,488
1.50%, 10/31/19 (e)	17,808,000	17,602,095
1.00%, 11/15/19	6,000,000	5,881,758
3.38%, 11/15/19 (e)	9,610,700	9,783,955
1.00%, 11/30/19	8,801,000	8,622,917
1.50%, 11/30/19 (e)	8,175,000	8,075,367
1.75%, 11/30/19	7,000,000	6,943,125
1.38%, 12/15/19	7,400,000	7,290,445
1.13%, 12/31/19	5,900,000	5,787,070
1.63%, 12/31/19 (e)	11,000,000	10,881,621
1.88%, 12/31/19	5,906,000	5,867,242
1.38%, 01/15/20	7,000,000	6,891,582
1.25%, 01/31/20 (e)	8,400,000	8,247,094
1.38%, 01/31/20 (e)	5,182,000	5,101,436
2.00%, 01/31/20 (e)	8,000,000	7,962,656
1.38%, 02/15/20	7,900,000	7,769,311
3.63%, 02/15/20	12,650,000	12,962,791
1.25%, 02/29/20	4,450,000	4,364,911
1.38%, 02/29/20 (e)	7,850,000	7,717,991
1.63%, 03/15/20	5,500,000	5,430,391
1.13%, 03/31/20	3,384,000	3,307,133
1.38%, 03/31/20	6,250,000	6,138,184
1.50%, 04/15/20	8,000,000	7,873,125

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.13%, 04/30/20	4,750,000	4,636,816
1.38%, 04/30/20 (e)	9,550,000	9,368,513
1.50%, 05/15/20 (e)	17,500,000	17,208,105
3.50%, 05/15/20	5,500,000	5,633,418
1.38%, 05/31/20	5,000,000	4,900,195
1.50%, 05/31/20 (e)	9,000,000	8,844,434
1.50%, 06/15/20	9,000,000	8,842,852
1.63%, 06/30/20 (e)	7,000,000	6,892,813
1.88%, 06/30/20 (e)	5,346,000	5,293,062
1.50%, 07/15/20	5,000,000	4,907,520
1.63%, 07/31/20 (e)	16,700,000	16,434,170
2.00%, 07/31/20	6,500,000	6,451,631
1.50%, 08/15/20	7,000,000	6,866,563
2.63%, 08/15/20 (e)	8,276,000	8,329,341
1.38%, 08/31/20	7,500,000	7,329,346
2.13%, 08/31/20	7,000,000	6,963,906
1.38%, 09/15/20	5,000,000	4,885,254
1.38%, 09/30/20 (e)	18,500,000	18,060,986
2.00%, 09/30/20	5,000,000	4,957,813
1.63%, 10/15/20	5,000,000	4,910,449
1.38%, 10/31/20	11,815,000	11,524,009
1.75%, 10/31/20	7,984,000	7,862,213
1.75%, 11/15/20 (e)	18,000,000	17,721,562
2.63%, 11/15/20 (e)	20,332,000	20,461,458
1.63%, 11/30/20 (e)	8,600,000	8,435,391
2.00%, 11/30/20	5,944,000	5,888,043
1.88%, 12/15/20	6,000,000	5,923,828
1.75%, 12/31/20 (e)	11,000,000	10,818,887
2.38%, 12/31/20	6,091,000	6,091,833
2.00%, 01/15/21 (e)	19,000,000	18,807,773
1.38%, 01/31/21	8,000,000	7,778,906
2.13%, 01/31/21	3,506,000	3,481,143
2.25%, 02/15/21	1,500,000	1,494,434
3.63%, 02/15/21 (e)	7,073,000	7,316,411
1.13%, 02/28/21	8,000,000	7,716,094
2.00%, 02/28/21	2,965,000	2,932,455
1.25%, 03/31/21 (e)	9,000,000	8,703,105
2.25%, 03/31/21	5,076,000	5,054,685
1.38%, 04/30/21 (e)	23,000,000	22,298,320
2.25%, 04/30/21	2,786,000	2,773,376
3.13%, 05/15/21	2,500,000	2,552,490
1.38%, 05/31/21	8,000,000	7,744,219
2.00%, 05/31/21	3,034,000	2,994,831
1.13%, 06/30/21	4,000,000	3,837,734
2.13%, 06/30/21	1,512,000	1,497,412
1.13%, 07/31/21	6,500,000	6,227,051
2.25%, 07/31/21	3,000,000	2,981,602
2.13%, 08/15/21	3,421,900	3,385,208
1.13%, 08/31/21	5,100,000	4,878,668
2.00%, 08/31/21	3,750,000	3,694,263
1.13%, 09/30/21	4,500,000	4,298,908
2.13%, 09/30/21	6,750,000	6,673,799
1.25%, 10/31/21	3,750,000	3,594,507
2.00%, 10/31/21	3,000,000	2,952,188
2.00%, 11/15/21 (e)	9,300,000	9,151,781
1.75%, 11/30/21	8,100,000	7,894,969
1.88%, 11/30/21 (e)	11,000,000	10,772,695
2.00%, 12/31/21	7,500,000	7,368,311
2.13%, 12/31/21	5,750,000	5,678,799
1.50%, 01/31/22 (e)	6,300,000	6,072,486
1.88%, 01/31/22	8,500,000	8,308,584
2.00%, 02/15/22	7,500,000	7,368,164
1.75%, 02/28/22	7,500,000	7,294,336
1.88%, 02/28/22	8,600,000	8,400,285
1.75%, 03/31/22 (e)	6,050,000	5,879,844
1.88%, 03/31/22 (e)	8,500,000	8,297,461
1.75%, 04/30/22	6,000,000	5,824,219
1.88%, 04/30/22	9,724,000	9,484,698
1.75%, 05/15/22	5,000,000	4,853,320
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 05/31/22	8,000,000	7,758,906
1.88%, 05/31/22 (e)	6,500,000	6,338,770
1.75%, 06/30/22	10,500,000	10,177,617
2.13%, 06/30/22	9,000,000	8,858,320
1.88%, 07/31/22	6,000,000	5,839,688
2.00%, 07/31/22	6,500,000	6,362,129
1.63%, 08/15/22 (e)	8,911,000	8,582,407
1.63%, 08/31/22	8,500,000	8,179,424
1.88%, 08/31/22	9,000,000	8,754,961
1.75%, 09/30/22	6,250,000	6,042,236
1.88%, 09/30/22	8,500,000	8,261,104
1.88%, 10/31/22	8,000,000	7,773,125
2.00%, 10/31/22	9,000,000	8,790,293
1.63%, 11/15/22 (e)	7,677,000	7,371,269
2.00%, 11/30/22 (e)	17,000,000	16,596,582
2.13%, 12/31/22 (e)	29,000,000	28,445,488
1.75%, 01/31/23	9,300,000	8,960,695
2.38%, 01/31/23	10,500,000	10,415,098
2.00%, 02/15/23	14,894,000	14,515,541
1.50%, 02/28/23 (e)	7,500,000	7,133,496
2.63%, 02/28/23	7,500,000	7,523,730
1.50%, 03/31/23 (e)	7,000,000	6,651,094
1.63%, 04/30/23	8,000,000	7,639,219
1.75%, 05/15/23 (e)	9,500,000	9,124,082
1.63%, 05/31/23 (e)	9,300,000	8,870,965
1.38%, 06/30/23	3,500,000	3,293,076
1.25%, 07/31/23	6,250,000	5,834,717
2.50%, 08/15/23	5,176,000	5,152,647
1.38%, 08/31/23	7,000,000	6,569,612
1.38%, 09/30/23 (e)	6,750,000	6,325,491
1.63%, 10/31/23	4,850,000	4,604,090
2.75%, 11/15/23 (e)	13,296,000	13,393,383
2.13%, 11/30/23	5,250,000	5,114,751
2.25%, 12/31/23	4,750,000	4,655,742
2.25%, 01/31/24	4,700,000	4,603,797
2.75%, 02/15/24 (e)	10,119,000	10,185,604
2.13%, 02/29/24	6,250,000	6,075,806
2.13%, 03/31/24	7,250,000	7,042,695
2.00%, 04/30/24 (e)	5,500,000	5,299,980
2.50%, 05/15/24 (e)	15,730,000	15,601,272
2.00%, 05/31/24 (e)	6,300,000	6,066,334
2.00%, 06/30/24	6,250,000	6,015,259
2.13%, 07/31/24	7,000,000	6,782,754
2.38%, 08/15/24	14,500,000	14,257,295
1.88%, 08/31/24	9,000,000	8,587,441
2.13%, 09/30/24	8,500,000	8,225,908
2.25%, 10/31/24	8,250,000	8,040,044
2.25%, 11/15/24 (e)	18,200,000	17,727,582
2.13%, 11/30/24	7,000,000	6,764,980
2.25%, 12/31/24	9,500,000	9,248,584
2.50%, 01/31/25	7,000,000	6,922,070
2.00%, 02/15/25 (e)	17,700,000	16,939,107
2.75%, 02/28/25	10,000,000	10,042,969
2.13%, 05/15/25 (e)	16,212,400	15,615,834
2.00%, 08/15/25 (e)	14,000,000	13,344,023
2.25%, 11/15/25 (e)	14,000,000	13,553,477
1.63%, 02/15/26 (e)	13,000,000	11,995,547
1.63%, 05/15/26 (e)	12,911,000	11,877,868
1.50%, 08/15/26 (e)	8,750,000	7,942,680
2.00%, 11/15/26 (e)	11,000,000	10,376,309
2.25%, 02/15/27 (e)	13,750,000	13,217,725
2.38%, 05/15/27	13,750,000	13,342,602
2.25%, 08/15/27	11,800,000	11,316,016
2.25%, 11/15/27 (e)	22,000,000	21,077,031
2.75%, 02/15/28	10,250,000	10,256,606
Total Treasuries
(Cost $1,891,181,896)		1,854,723,732

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Government Related 6.8% of net assets

Agency 3.3%
Foreign 1.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	1,000,000	980,267
1.88%, 01/20/21	1,000,000	979,887
		1,960,154
Canada 0.1%
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	500,000	507,727
4.88%, 04/30/44	750,000	800,590
Export Development Canada
1.63%, 01/17/20	1,000,000	986,551
1.75%, 07/21/20	1,500,000	1,475,764
Nexen Energy ULC
6.40%, 05/15/37	1,400,000	1,733,820
		5,504,452
Colombia 0.1%
Ecopetrol S.A.
7.63%, 07/23/19	1,400,000	1,482,600
5.88%, 09/18/23	300,000	321,750
5.38%, 06/26/26 (a)	2,500,000	2,611,250
5.88%, 05/28/45	250,000	247,425
		4,663,025
Germany 0.7%
Kreditanstalt fuer Wiederaufbau
4.88%, 06/17/19 (f)	1,750,000	1,803,834
1.00%, 07/15/19 (f)	1,000,000	983,351
1.50%, 09/09/19 (f)	2,000,000	1,975,137
1.25%, 09/30/19 (f)	2,300,000	2,262,207
4.00%, 01/27/20 (f)	1,000,000	1,027,799
1.75%, 03/31/20 (f)	2,000,000	1,972,515
1.50%, 04/20/20 (f)	2,000,000	1,961,253
1.63%, 05/29/20 (f)	1,000,000	981,716
1.88%, 06/30/20 (f)	1,000,000	986,428
2.75%, 09/08/20 (f)	1,000,000	1,004,902
2.63%, 04/12/21 (f)	1,000,000	1,000,291
1.50%, 06/15/21 (f)	2,000,000	1,930,916
2.38%, 08/25/21 (f)	1,500,000	1,486,607
2.63%, 01/25/22 (f)	500,000	498,698
2.13%, 03/07/22 (f)	1,000,000	977,599
2.13%, 06/15/22 (f)	1,500,000	1,463,754
2.00%, 09/29/22 (f)	3,000,000	2,908,519
2.50%, 11/20/24 (f)	3,500,000	3,428,776
2.00%, 05/02/25 (f)	1,000,000	946,695
2.88%, 04/03/28 (f)	1,000,000	997,792
Landwirtschaftliche Rentenbank
1.75%, 04/15/19 (f)	425,000	422,548
2.25%, 10/01/21 (f)	1,000,000	986,533
2.38%, 06/10/25 (f)	500,000	484,145
2.50%, 11/15/27 (f)	300,000	289,547
		32,781,562
Japan 0.2%
Japan Bank for International Cooperation
1.75%, 05/29/19	400,000	396,456
1.75%, 05/28/20	1,000,000	978,491
2.13%, 11/16/20	500,000	491,615
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 07/21/22	1,500,000	1,466,087
2.38%, 11/16/22	2,050,000	1,994,646
2.25%, 11/04/26	1,000,000	935,771
2.75%, 11/16/27	1,200,000	1,160,547
		7,423,613
Mexico 0.3%
Petroleos Mexicanos
3.50%, 07/23/20	1,000,000	998,950
5.50%, 01/21/21	400,000	416,900
4.88%, 01/24/22	350,000	359,590
3.50%, 01/30/23	2,500,000	2,408,750
4.63%, 09/21/23	1,500,000	1,506,885
4.88%, 01/18/24	1,750,000	1,779,750
4.50%, 01/23/26	500,000	486,000
6.88%, 04/02/26	1,500,000	1,652,250
6.63%, 06/15/35	500,000	518,465
6.50%, 06/02/41	250,000	248,750
6.38%, 01/23/45	1,000,000	974,500
6.75%, 09/21/47	1,000,000	1,014,380
6.35%, 02/12/48 (d)	1,203,000	1,168,414
		13,533,584
Norway 0.1%
Statoil A.S.A.
2.25%, 11/08/19	500,000	496,193
3.15%, 01/23/22	750,000	751,898
2.45%, 01/17/23	1,250,000	1,211,642
3.70%, 03/01/24	400,000	407,580
4.25%, 11/23/41	1,000,000	1,052,173
		3,919,486
Republic of Korea 0.1%
Export-Import Bank of Korea
5.13%, 06/29/20	1,000,000	1,042,750
4.38%, 09/15/21	1,100,000	1,136,111
2.75%, 01/25/22	200,000	195,555
5.00%, 04/11/22	500,000	529,666
2.88%, 01/21/25	1,250,000	1,189,186
3.25%, 11/10/25	2,250,000	2,181,944
Korea Development Bank
2.25%, 05/18/20	500,000	490,244
		6,765,456
Sweden 0.0%
Svensk Exportkredit AB
1.88%, 06/17/19	500,000	496,838
1.75%, 03/10/21	750,000	730,749
2.38%, 03/09/22	900,000	886,618
		2,114,205
		78,665,537
U.S. 1.7%
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	200,000	193,532
Fannie Mae
1.88%, 02/19/19	1,500,000	1,496,781
1.00%, 02/26/19	2,000,000	1,979,216
1.75%, 06/20/19	1,000,000	994,995
1.25%, 06/28/19 (a)	2,250,000	2,218,702
1.25%, 07/26/19 (a)	1,500,000	1,481,228
0.88%, 08/02/19	3,250,000	3,191,971
1.75%, 09/12/19	2,000,000	1,986,046
1.75%, 11/26/19	2,500,000	2,479,672

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 01/21/20	1,300,000	1,285,116
1.50%, 11/30/20	300,000	293,035
1.88%, 12/28/20	250,000	246,499
1.38%, 02/26/21	1,500,000	1,455,005
1.38%, 10/07/21	1,000,000	961,531
2.00%, 01/05/22	250,000	245,047
1.88%, 04/05/22	5,000,000	4,871,710
2.38%, 01/19/23	3,000,000	2,964,294
2.13%, 04/24/26	6,000,000	5,675,970
7.13%, 01/15/30 (e)	527,000	738,535
7.25%, 05/15/30	1,000,000	1,422,037
6.63%, 11/15/30	1,200,000	1,645,303
5.63%, 07/15/37	1,000,000	1,357,077
Federal Farm Credit Bank
1.15%, 07/01/19	1,000,000	987,313
1.95%, 11/02/21	1,250,000	1,223,911
1.92%, 04/19/22 (a)	1,500,000	1,452,285
Federal Home Loan Bank
1.88%, 03/08/19	2,000,000	1,994,560
1.38%, 05/28/19	500,000	495,455
1.13%, 06/21/19	1,000,000	987,352
0.88%, 08/05/19	1,000,000	982,155
1.38%, 11/15/19	1,000,000	985,932
1.88%, 03/13/20	1,000,000	990,652
1.75%, 06/12/20	1,000,000	985,940
1.75%, 07/13/20 (a)	250,000	246,548
1.38%, 02/18/21	1,000,000	971,245
1.13%, 07/14/21	1,000,000	958,543
1.88%, 11/29/21	1,750,000	1,711,965
2.38%, 06/10/22	400,000	395,970
2.13%, 03/10/23	250,000	243,539
2.88%, 06/14/24	1,075,000	1,080,169
5.38%, 08/15/24	1,750,000	2,013,004
5.50%, 07/15/36	400,000	534,052
Freddie Mac
0.95%, 01/30/19 (a)	4,000,000	3,960,152
1.13%, 04/15/19	1,600,000	1,583,120
1.75%, 05/30/19	250,000	248,864
0.88%, 07/19/19	750,000	737,213
1.25%, 08/01/19	1,300,000	1,283,385
1.25%, 10/02/19	1,000,000	985,151
0.00%, 11/29/19 (g)	700,000	672,768
1.38%, 04/20/20	1,000,000	981,224
1.38%, 05/01/20	3,750,000	3,678,037
1.13%, 08/12/21	1,000,000	955,736
2.38%, 01/13/22 (e)	5,351,000	5,315,817
6.75%, 09/15/29	500,000	677,901
6.75%, 03/15/31 (e)	564,000	784,632
6.25%, 07/15/32	700,000	955,219
Private Export Funding Corp.
2.30%, 09/15/20	2,000,000	1,991,430
Tennessee Valley Authority
2.88%, 09/15/24	2,000,000	2,008,536
6.75%, 11/01/25	488,000	619,189
2.88%, 02/01/27	500,000	496,628
5.25%, 09/15/39	750,000	986,643
4.63%, 09/15/60	100,000	123,887
		87,469,424
		166,134,961

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24 (e)	1,160,000	1,460,372
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Alberta Canada
1.90%, 12/06/19	500,000	494,543
3.30%, 03/15/28	1,500,000	1,513,842
Province of British Columbia
2.00%, 10/23/22	450,000	434,164
2.25%, 06/02/26	300,000	282,696
Province of Manitoba
1.75%, 05/30/19	250,000	248,070
2.13%, 06/22/26	750,000	694,049
Province of Ontario
4.00%, 10/07/19	750,000	767,036
4.40%, 04/14/20	750,000	777,024
2.55%, 02/12/21	1,000,000	994,861
2.50%, 09/10/21	1,500,000	1,482,441
2.40%, 02/08/22	250,000	245,274
2.45%, 06/29/22	1,500,000	1,469,760
3.20%, 05/16/24	500,000	503,000
Province of Quebec
2.75%, 08/25/21	500,000	499,176
2.38%, 01/31/22	750,000	736,623
2.63%, 02/13/23	250,000	246,604
7.13%, 02/09/24	1,000,000	1,212,100
2.88%, 10/16/24	1,000,000	990,538
7.50%, 09/15/29	168,000	232,132
		15,284,305
		15,284,305
U.S. 0.7%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	422,692
Bay Area Toll Authority
RB (Build America Bonds) Series 2010S1 7.04%, 04/01/50	500,000	748,305
RB (Build America Bonds) Series 2010S3 6.91%, 10/01/50	1,100,000	1,650,099
California
GO (Build America Bonds) Series 2009 6.20%, 10/01/19	250,000	263,800
GO (Build America Bonds) Series 2009 7.50%, 04/01/34	1,350,000	1,951,330
GO (Build America Bonds) Series 2010 7.95%, 03/01/36 (a)	350,000	383,380
GO (Build America Bonds) Series 2009 7.55%, 04/01/39	1,400,000	2,137,100
GO (Build America Bonds) Series 2009 7.30%, 10/01/39	1,350,000	1,973,403
GO (Build America Bonds) Series 2009 7.35%, 11/01/39	1,465,000	2,146,723
City of Chicago IL
GO Bonds Series 2012
5.43%, 01/01/42	350,000	320,961
City of New York NY
GO Bonds Series 2010
6.25%, 06/01/35 (a)	750,000	802,815
Columbia
Series E
5.59%, 12/01/34	350,000	420,854
Commonwealth of Massachusetts
Series D 4.50%, 08/01/31	400,000	440,560
GO (Build America Bonds) Series 2009 5.46%, 12/01/39 (e)	100,000	123,548

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	700,000	829,115
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	187,560
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	383,957
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	241,850
Illinois
GO Bonds (Pension Funding) Series 2003 4.95%, 06/01/23	550,000	568,876
GO Bonds (Pension Funding) Series 2003 5.10%, 06/01/33	1,855,000	1,741,697
Los Angeles Department of Water & Power Power System Revenue
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	363,303
Los Angeles USD
GO (Build America Bonds) Series 2009 5.76%, 07/01/29	300,000	357,924
GO (Build America Bonds) Series 2010 6.76%, 07/01/34 (e)	450,000	603,153
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
RB (Vanderbilt Univ Medical Center) Series 2016 B
4.05%, 07/01/26 (a)	800,000	830,984
Metropolitan Transportation Authority
RB (Build America Bonds) Series E
6.81%, 11/15/40	650,000	890,831
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	900,000	1,009,458
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	500,000	717,470
New York City Municipal Water Finance Authority
Water System RB (Build America Bonds) Series 2009 5.75%, 06/15/41 (e)	200,000	262,240
Water System RB (Build America Bonds) 6.01%, 06/15/42	250,000	335,583
Water System RB (Build America Bonds) Series 2011CC 5.88%, 06/15/44	250,000	333,618
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2011A1
5.51%, 08/01/37	200,000	248,742
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	500,000	591,130
Port Authority of New York & New Jersey
Consolidated Bonds 168th Series 4.93%, 10/01/51	250,000	293,020
Consolidated Bonds 174th Series 4.46%, 10/01/62	1,150,000	1,263,355
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	396,720
Security Rate, Maturity Date	Face Amount ($)	Value ($)
San Diego County Water Authority Financing Corp.
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	350,000	479,836
San Jose Redevelopment Agency Successor Agency
Series A
3.38%, 08/01/34 (a)	1,500,000	1,455,120
School Boards Association
Series B
5.55%, 06/30/28	250,000	284,235
State Board of Administration Finance Corp.
Series A
2.64%, 07/01/21	100,000	99,420
Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A 5.52%, 04/01/39	750,000	963,600
GO (Build America Bonds) Series 2010A 4.68%, 04/01/40	500,000	578,905
Texas Transportation Commission
RB (Build America Bonds) Series B
5.18%, 04/01/30	1,130,000	1,324,812
Utah
GO (Build America Bonds) Series D 4.55%, 07/01/24	850,000	903,371
GO (Build America Bonds) Series B 3.54%, 07/01/25	525,000	537,463
Wisconsin
RB Series A
5.70%, 05/01/26	745,000	845,165
		33,708,083
		48,992,388

Sovereign 0.9%
Chile 0.1%
Chile Government International Bond
2.25%, 10/30/22	300,000	288,150
3.13%, 03/27/25	1,400,000	1,375,500
3.24%, 02/06/28 (a)	3,000,000	2,949,000
3.63%, 10/30/42	100,000	95,975
		4,708,625
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	1,000,000	1,036,750
4.50%, 01/28/26 (a)	1,000,000	1,035,375
7.38%, 09/18/37	300,000	385,500
6.13%, 01/18/41	750,000	866,250
5.63%, 02/26/44 (a)	500,000	546,250
5.00%, 06/15/45 (a)	350,000	355,687
		4,225,812
Hungary 0.1%
Hungary Government International Bond
6.38%, 03/29/21	2,000,000	2,180,200
5.38%, 02/21/23	1,000,000	1,081,200
5.75%, 11/22/23	1,000,000	1,106,550
		4,367,950
Israel 0.0%
Israel Government International Bond
2.88%, 03/16/26	500,000	481,985
3.25%, 01/17/28	500,000	487,658

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 01/30/43	500,000	513,552
4.13%, 01/17/48	250,000	241,096
		1,724,291
Italy 0.0%
Italy Government International Bond
6.88%, 09/27/23	1,000,000	1,170,500
5.38%, 06/15/33	500,000	584,271
		1,754,771
Mexico 0.3%
Mexico Government International Bond
3.50%, 01/21/21	650,000	658,125
3.63%, 03/15/22	3,150,000	3,208,086
8.00%, 09/24/22	100,000	123,500
4.00%, 10/02/23	600,000	615,525
4.13%, 01/21/26	500,000	507,625
4.15%, 03/28/27	2,700,000	2,733,075
6.05%, 01/11/40	550,000	622,187
4.75%, 03/08/44	3,250,000	3,168,750
5.55%, 01/21/45	600,000	648,630
4.60%, 01/23/46	1,000,000	952,200
4.35%, 01/15/47	400,000	366,552
		13,604,255
Panama 0.0%
Panama Government International Bond
5.20%, 01/30/20	600,000	626,700
4.00%, 09/22/24 (a)	500,000	514,500
3.75%, 03/16/25 (a)	750,000	755,813
6.70%, 01/26/36	500,000	633,750
		2,530,763
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	1,000,000	1,242,500
4.13%, 08/25/27	750,000	786,000
5.63%, 11/18/50	500,000	602,500
		2,631,000
Philippines 0.1%
Philippine Government International Bond
8.38%, 06/17/19	1,000,000	1,068,660
4.00%, 01/15/21	800,000	820,482
4.20%, 01/21/24	1,300,000	1,355,497
9.50%, 10/21/24	500,000	681,255
5.50%, 03/30/26	600,000	682,876
9.50%, 02/02/30	250,000	381,339
6.38%, 01/15/32	350,000	438,493
3.95%, 01/20/40	1,500,000	1,504,757
		6,933,359
Poland 0.1%
Poland Government International Bond
6.38%, 07/15/19	1,000,000	1,047,648
5.13%, 04/21/21	850,000	904,145
5.00%, 03/23/22	500,000	535,352
3.00%, 03/17/23	300,000	297,548
4.00%, 01/22/24	250,000	260,089
		3,044,782
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	600,000	628,260
3.88%, 09/11/23	600,000	621,270
		1,249,530
Uruguay 0.0%
Uruguay Government International Bond
4.50%, 08/14/24	250,000	262,263
4.38%, 10/27/27	500,000	516,212
7.63%, 03/21/36	300,000	409,710
4.13%, 11/20/45	150,000	140,550
5.10%, 06/18/50	750,000	770,625
		2,099,360
		48,874,498

Supranational* 1.6%
African Development Bank
1.88%, 03/16/20	450,000	445,104
2.38%, 09/23/21	1,500,000	1,485,987
2.13%, 11/16/22	1,000,000	972,512
Asian Development Bank
1.75%, 01/10/20	1,000,000	989,076
1.50%, 01/22/20	500,000	492,230
1.63%, 03/16/21	500,000	486,428
2.00%, 02/16/22	3,000,000	2,924,581
1.75%, 09/13/22	2,775,000	2,662,856
2.00%, 01/22/25	1,500,000	1,423,493
2.00%, 04/24/26	500,000	468,827
2.63%, 01/12/27	1,300,000	1,272,365
5.82%, 06/16/28	1,000,000	1,224,281
Corp. Andina de Fomento
2.00%, 05/10/19	500,000	496,877
2.13%, 09/27/21	1,000,000	971,150
4.38%, 06/15/22	550,000	577,940
Council of Europe Development Bank
1.75%, 11/14/19	500,000	494,927
1.88%, 01/27/20	200,000	198,071
1.63%, 03/10/20	500,000	492,173
1.63%, 03/16/21	500,000	486,198
European Bank for Reconstruction & Development
1.75%, 06/14/19	1,600,000	1,589,546
1.50%, 03/16/20	850,000	835,212
1.50%, 11/02/21	1,100,000	1,056,592
European Investment Bank
1.75%, 06/17/19	1,500,000	1,490,460
1.13%, 08/15/19	1,000,000	984,150
1.25%, 12/16/19	2,750,000	2,698,096
1.63%, 03/16/20	2,350,000	2,313,555
1.38%, 06/15/20	750,000	732,243
2.88%, 09/15/20	1,350,000	1,360,619
4.00%, 02/16/21	1,200,000	1,246,598
2.00%, 03/15/21	1,500,000	1,474,318
2.50%, 04/15/21	1,000,000	996,523
2.25%, 03/15/22	1,500,000	1,473,951
2.38%, 06/15/22	1,650,000	1,627,275
2.50%, 03/15/23	1,600,000	1,579,140
3.25%, 01/29/24	1,100,000	1,125,291
2.50%, 10/15/24	500,000	490,248
2.13%, 04/13/26	1,100,000	1,040,556
4.88%, 02/15/36	1,850,000	2,315,144
Inter-American Development Bank
1.25%, 10/15/19	500,000	492,066
1.75%, 10/15/19	500,000	495,806
3.88%, 02/14/20	700,000	719,201

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.63%, 05/12/20	1,200,000	1,182,784
2.13%, 11/09/20	650,000	644,790
1.88%, 03/15/21	4,600,000	4,515,052
2.13%, 01/18/22	750,000	737,618
2.50%, 01/18/23	350,000	346,963
2.38%, 07/07/27	1,100,000	1,054,524
4.38%, 01/24/44	2,000,000	2,363,466
International Bank for Reconstruction & Development
1.88%, 10/07/19	1,800,000	1,788,334
1.63%, 09/04/20	1,000,000	979,982
2.13%, 11/01/20	1,000,000	990,226
1.38%, 05/24/21	1,500,000	1,445,301
2.25%, 06/24/21	3,250,000	3,214,767
2.00%, 01/26/22	3,450,000	3,365,037
1.88%, 10/07/22	2,500,000	2,414,820
2.50%, 11/25/24	1,000,000	980,539
2.50%, 07/29/25	2,750,000	2,691,353
1.88%, 10/27/26	1,000,000	923,801
4.75%, 02/15/35	350,000	427,798
International Finance Corp.
1.75%, 09/16/19	1,100,000	1,091,092
1.63%, 07/16/20	1,000,000	980,925
1.13%, 07/20/21	1,000,000	953,678
Nordic Investment Bank
2.25%, 09/30/21	1,450,000	1,430,908
		81,225,424
Total Government Related
(Cost $349,403,660)		345,227,271

Securitized 30.5% of net assets

Asset-Backed Securities 0.5%
Automobile 0.2%
Ford Credit Auto Owner Trust
Series 2016-A Class A4
1.60%, 06/15/21 (a)	2,541,000	2,507,551
Honda Auto Receivables Owner Trust
Series 2016-4 Class A3 1.21%, 12/18/20 (a)	1,055,000	1,041,378
Series 2016-2, Class A4, ABS 1.62%, 08/15/22 (a)	1,455,000	1,437,489
Series 2017-2, Class A4 1.87%, 09/15/23 (a)	4,740,000	4,623,030
Nissan Auto Receivables Owner Trust
Series 2015-B Class A4
1.79%, 01/15/22 (a)	650,000	643,125
		10,252,573
Credit Card 0.3%
American Express Credit Account Master Trust
Series 2017-3, Class A
1.77%, 11/15/22 (a)	955,000	938,182
Capital One Multi-Asset Execution Trust
Series 2017-A4, Class A4, ABS
1.99%, 07/17/23 (a)	3,850,000	3,783,582
Chase Issuance Trust
Series 2012-A4 Class A4 1.58%, 08/16/21 (a)	1,080,000	1,065,272
Series 2015-A4 Class A4 1.84%, 04/15/22 (a)	650,000	639,217
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citibank Credit Card Issuance Trust
Series 2018-A1, Class A1, ABS 2.49%, 01/20/23 (a)	700,000	694,429
Series 2014-A1 Class A1 2.88%, 01/23/23 (a)	325,000	325,811
Discover Card Execution Note Trust
Series 2014-A4 Class A4 2.12%, 12/15/21 (a)	2,650,000	2,636,366
Series 2012-A6 Class A6 1.67%, 01/18/22 (a)	3,502,000	3,462,946
Series 2015-A4 Class A4 2.19%, 04/17/23 (a)	3,300,000	3,257,074
World Financial Network Credit Card Master Trust
Series 2015-B Class A
2.55%, 06/17/24 (a)	620,000	614,267
		17,417,146
		27,669,719

Commercial Mortgage-Backed Securities 1.9%
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,733,367
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3 3.87%, 01/10/48 (a)	4,725,000	4,810,480
Series 2016-C7, Class A3 3.84%, 12/10/54 (a)	1,425,000	1,448,468
Series 2016-C4 Class A4 3.28%, 05/10/58 (a)	1,000,000	978,808
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4 4.13%, 11/10/46 (a)	615,000	641,612
Series 2014-GC21 Class A2 2.90%, 05/10/47 (a)	280,000	280,233
Series 2014-GC23 Class A2 2.85%, 07/10/47 (a)	448,023	448,896
Series 2014-GC23 Class A4 3.62%, 07/10/47 (a)	1,000,000	1,016,614
Series 2016-GC36 Class A5 3.62%, 02/10/49 (a)	1,200,000	1,209,739
Series 2017-P7, Class A4 3.71%, 04/14/50 (a)	500,000	507,469
Series 2017-C4, Class A4 3.47%, 10/12/50 (a)	1,300,000	1,291,987
COMM Mortgage Trust
Series 2012-LC4 Class A4 3.29%, 12/10/44 (a)	300,000	301,082
Series 2012-CR4 Class A3 2.85%, 10/15/45 (a)	300,000	295,435
Series 2013-CR6, Class A4 3.10%, 03/10/46 (a)	4,950,000	4,929,762
Series 2013-CR11 Class A3 3.98%, 10/10/46 (a)	450,000	466,353
Series 2013-CR11 Class A4 4.26%, 10/10/46 (a)	340,000	356,711
Series 2014-CR14 Class A3 3.96%, 02/10/47 (a)	240,000	248,422
Series 2014-CR16 Class ASB 3.65%, 04/10/47 (a)	630,000	642,493
Series 2014-CR19 Class ASB 3.50%, 08/10/47 (a)	400,000	405,931
Series 2014-UBS4, Class A5 3.69%, 08/10/47 (a)	1,100,000	1,122,024
Series 2014-CR20 Class A3 3.33%, 11/10/47 (a)	1,550,000	1,549,272

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2015-CR24 Class A5 3.70%, 08/10/48 (a)	400,000	407,008
Series 2015-LC23, Class A4 3.77%, 10/10/48 (a)	440,000	447,806
Series 2016-DC2, Class A5 3.77%, 02/10/49 (a)	100,000	102,476
Series 2015-PC1, Class ASB 3.61%, 07/10/50 (a)	1,975,000	2,006,470
Series 2015-PC1, Class A5 3.90%, 07/10/50 (a)	497,400	511,116
Commercial Mortgage Pass Through Certificates
Series 2012-CR3 Class A3 2.82%, 10/15/45 (a)	260,000	256,246
Series 2016-CR28 Class A4 3.76%, 02/10/49 (a)	2,100,000	2,134,646
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4 3.72%, 08/15/48 (a)	300,000	304,372
Series 2015-C1 Class A4 3.51%, 04/15/50 (a)	308,000	310,156
Fannie Mae
Series 2009-M1 Class A2 4.29%, 07/25/19 (a)	125,835	127,059
Series 2010-M3 Class A3 4.33%, 03/25/20 (a)(c)(h)	151,216	154,287
Series 2014-M6 Class A2 2.68%, 05/25/21 (a)	629,246	626,291
Series 2012-M2 Class A1 1.82%, 09/25/21 (a)	2,973	2,961
Series 2015-M4 Class AV2 2.51%, 07/25/22 (a)	75,000	73,977
Series 2016-M3 Class ASQ2 2.26%, 02/25/23 (a)(c)(h)	65,000	63,389
Series 2014-M9 Class A2 3.10%, 07/25/24 (a)(c)(h)	492,000	494,433
Series 2015-M3 Class A2 2.72%, 10/25/24 (a)	550,000	540,456
Series 2015-M13 Class A2 2.71%, 06/25/25 (a)(c)(h)	150,000	146,842
Series 2016-M6 Class A2 2.49%, 05/25/26 (a)	2,600,000	2,468,380
Freddie Mac
Series K704 Class A2 2.41%, 08/25/18 (a)	50,316	50,245
Series K710 Class A2 1.88%, 05/25/19 (a)	420,000	417,508
Series K004 Class A2 4.19%, 08/25/19 (a)	1,800,000	1,834,549
Series K712 Class A2 1.87%, 11/25/19 (a)	424,848	420,684
Series K008 Class A2 3.53%, 06/25/20 (a)	140,600	143,009
Series K009 Class A2 3.81%, 08/25/20 (a)	500,000	511,760
Series K014 Class A1 2.79%, 10/25/20 (a)	210,721	211,129
Series K714 Class A2 3.03%, 10/25/20 (a)	765,000	769,001
Series K010 Class A2 4.33%, 10/25/20 (a)	305,000	316,072
Series K012 Class A2 4.19%, 12/25/20 (a)(c)(i)	1,021,000	1,057,225
Series K013 Class A2 3.97%, 01/25/21 (a)(c)(i)	492,000	506,463
Series K014 Class A2 3.87%, 04/25/21 (a)	715,000	735,045
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K015 Class A2 3.23%, 07/25/21 (a)	525,000	530,908
Series K016 Class A2 2.97%, 10/25/21 (a)	500,000	502,590
Series K017 Class A2 2.87%, 12/25/21 (a)	100,000	100,026
Series K021, Class A1 1.60%, 01/25/22 (a)	135,999	133,219
Series K018, Class A2 2.79%, 01/25/22 (a)	150,000	149,811
Series K025 Class A1 1.88%, 04/25/22 (a)	291,225	286,409
Series K020 Class A2 2.37%, 05/25/22 (a)	385,000	378,218
Series K022 Class A2 2.36%, 07/25/22 (a)	1,200,000	1,175,882
Series K024 Class A2 2.57%, 09/25/22 (a)	800,000	790,064
Series K025 Class A2 2.68%, 10/25/22 (a)	511,000	506,810
Series K029 Class A1 2.84%, 10/25/22 (a)	93,243	93,355
Series K026 Class A2 2.51%, 11/25/22 (a)	550,000	541,911
Series K027 Class A2 2.64%, 01/25/23 (a)	1,455,000	1,439,039
Series K033 Class A1 2.87%, 02/25/23 (a)	105,496	105,778
Series K028 Class A2 3.11%, 02/25/23 (a)	250,000	252,493
Series K030 Class A2 3.25%, 04/25/23 (a)(c)(i)	250,000	253,871
Series K031 Class A2 3.30%, 04/25/23 (a)	1,525,000	1,552,663
Series K033 Class A2 3.06%, 07/25/23 (a)	1,140,000	1,147,749
Series K034, Class A2 3.53%, 07/25/23 (a)	150,000	154,405
Series K035 Class A2 3.46%, 08/25/23 (a)(c)(i)	450,000	461,926
Series K725, Class A2 3.00%, 01/25/24 (a)	650,000	650,705
Series K037 Class A2 3.49%, 01/25/24 (a)	600,000	616,897
Series K728, Class A2 3.06%, 08/25/24 (a)(c)(i)	2,700,000	2,705,900
Series K040 Class A2 3.24%, 09/25/24 (a)	400,000	405,387
Series K045 Class A1 2.49%, 11/25/24 (a)	446,759	441,219
Series K052, Class A1 2.60%, 01/25/25 (a)	261,583	259,284
Series K044, Class A2 2.81%, 01/25/25 (a)	1,000,000	987,436
Series K045 Class A2 3.02%, 01/25/25 (a)	400,000	399,844
Series K053, Class A1 2.55%, 02/25/25 (a)	582,141	573,862
Series K046 Class A2 3.21%, 03/25/25 (a)	750,000	762,303
Series K048 Class A2 3.28%, 06/25/25 (a)(c)(i)	838,000	850,255
Series K053, Class A2 3.00%, 12/25/25 (a)	950,000	943,524
Series K054, Class A2 2.75%, 01/25/26 (a)	300,000	292,619

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K055, Class A2 2.67%, 03/25/26 (a)	750,000	728,817
Series K062, Class A2 3.41%, 12/25/26 (a)	3,000,000	3,050,155
Series K071, Class A2 3.29%, 11/25/50 (a)	1,000,000	1,003,577
GS Mortgage Securities Trust
Series 2011-GC5 Class A4 3.71%, 08/10/44 (a)	233,000	237,311
Series 2012-GC6 Class A3 3.48%, 01/10/45 (a)	597,743	605,384
Series 2012-GCJ7 Class A4 3.38%, 05/10/45 (a)	398,425	402,708
Series 2013-GC12 Class AAB 2.68%, 06/10/46 (a)	275,000	272,974
Series 2013-GC13 Class A5 4.06%, 07/10/46 (a)(c)(j)	649,000	679,545
Series 2013-GC14 Class A5 4.24%, 08/10/46 (a)	700,000	734,457
Series 2014-GC20 Class A3 3.68%, 04/10/47 (a)	249,611	252,628
Series 2016-GS4, Class A4 3.44%, 11/10/49 (a)	365,000	364,376
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3 3.51%, 05/15/45 (a)	347,175	350,948
Series 2012-CBX Class A4 3.48%, 06/15/45 (a)	250,000	252,262
Series 2013-C12 Class ASB 3.16%, 07/15/45 (a)	315,000	316,212
Series 2011-C5 Class A3 4.17%, 08/15/46 (a)	327,605	337,703
Series 2014-C20 Class A4A1 3.54%, 07/15/47 (a)	300,000	303,539
Series 2014-C26 Class ASB 3.29%, 01/15/48 (a)	600,000	602,766
Series 2015-C29 Class A4 3.61%, 05/15/48 (a)	1,000,000	1,009,533
Series 2015-C28 Class A4 3.23%, 10/15/48 (a)	2,000,000	1,980,356
Series 2015-C32 Class A2 2.82%, 11/15/48 (a)	600,000	597,885
Series 2015-C33 Class A4 3.77%, 12/15/48 (a)	450,000	460,070
Series 2015-JP1 Class A4 3.65%, 01/15/49 (a)	600,000	609,113
JPMDB Commercial Mortgage Securities Trust
Series 2017-C5, Class A1
2.10%, 03/15/50 (a)	439,349	432,466
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4 3.18%, 08/15/45 (a)	430,000	430,992
Series 2013-C10 Class A4 4.08%, 07/15/46 (a)(c)(j)	180,000	187,212
Series 2014-C14 Class A3 3.67%, 02/15/47 (a)	855,000	870,177
Series 2014-C16, Class A2 2.85%, 06/15/47 (a)	400,000	400,613
Series 2014-C16 Class A5 3.89%, 06/15/47 (a)	200,000	206,149
Series 2015-C24 Class ASB 3.48%, 05/15/48 (a)	1,000,000	1,012,395
Series 2013-C8, Class AS 3.38%, 12/15/48 (a)	80,000	79,042
Series 2016-C29, Class A2 2.79%, 05/15/49 (a)	300,000	298,385
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Morgan Stanley Capital I Trust
Series 2012-C4 Class A4 3.24%, 03/15/45 (a)	300,000	300,700
Series 2011-C3, Class A4 4.12%, 07/15/49 (a)	100,000	103,220
UBS Commercial Mortgage Trust
Series 2017-C3, Class A4 3.43%, 08/15/50 (a)	500,000	495,854
Series 2017-C6, Class A5 3.58%, 12/15/50 (a)	500,000	500,632
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5 2.85%, 12/10/45 (a)	500,000	493,835
Series 2013-C5 Class A4 3.18%, 03/10/46 (a)	1,850,000	1,853,298
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4 4.22%, 07/15/46 (a)(c)(j)	640,000	668,045
Series 2015-C28, Class A3 3.29%, 05/15/48 (a)	1,210,000	1,198,885
Series 2015-C31 Class A3 3.43%, 11/15/48 (a)	500,000	499,019
Series 2015-P2, Class A4 3.81%, 12/15/48 (a)	1,500,000	1,539,547
Series 2014-LC16 Class A4 3.55%, 08/15/50 (a)	875,000	883,718
Series 2015-C30 Class A4 3.66%, 09/15/58 (a)	560,000	566,618
Series 2016-NXS5, Class A4 3.37%, 01/15/59 (a)	575,000	571,138
WFRBS Commercial Mortgage Trust
Series 2012-C7 Class A1 2.30%, 06/15/45 (a)	165,021	164,122
Series 2013-C14 Class A5 3.34%, 06/15/46 (a)	547,687	549,982
Series 2013-C15 Class A4 4.15%, 08/15/46 (a)(c)(j)	520,000	541,659
Series 2014-C19 Class A4 3.83%, 03/15/47 (a)	100,000	102,802
Series 2014-C20 Class ASB 3.64%, 05/15/47 (a)	1,780,000	1,812,422
Series 2013-C12 Class A4 3.20%, 03/15/48 (a)	545,000	544,347
		95,742,174

Mortgage-Backed Securities Pass-Through 28.1%
Fannie Mae
4.50%, 05/01/18 to 10/01/46 (a)	22,690,132	23,988,564
4.00%, 06/01/18 to 01/01/48 (a)	97,214,721	100,199,017
3.50%, 10/01/18 to 01/01/48 (a)	152,138,496	153,244,646
6.00%, 10/01/18 to 07/01/41 (a)	3,542,645	3,975,868
7.00%, 11/01/18 to 03/01/37 (a)	20,283	23,304
6.50%, 05/01/19 to 05/01/40 (a)	1,457,356	1,633,907
5.00%, 06/01/19 to 09/01/39 (a)(e)	3,348,648	3,619,592
5.50%, 08/01/23 to 08/01/41 (a)	8,064,782	8,867,850
5.00%, 03/01/24 to 08/01/43 (a)	9,801,323	10,605,727
4.00%, 04/01/24 to 05/01/41 (a)(e)	7,358,588	7,608,279
8.50%, 05/01/25 (a)	1,848	2,004
3.00%, 12/01/25 to 04/01/47 (a)	145,938,046	143,983,232
2.50%, 07/01/27 to 02/01/43 (a)	39,806,319	39,080,643
2.00%, 02/01/28 to 01/01/32 (a)	1,648,063	1,587,002
5.50%, 07/01/29 to 09/01/38 (a)(e)	1,269,696	1,394,342
6.00%, 07/01/35 to 10/01/39 (a)(e)	1,251,037	1,406,634
4.50%, 04/01/39 to 04/01/41 (a)(e)	1,319,870	1,396,929
3.50%, 10/01/40 to 06/01/45 (a)(e)	19,518,879	19,621,215
3.00%, 07/01/43 to 10/01/46 (a)(e)	11,340,912	11,085,338

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fannie Mae TBA
2.00%, 04/01/33 (a)(k)	3,000,000	2,866,172
2.50%, 04/01/33 to 04/01/48 (a)(k)	4,500,000	4,353,540
3.00%, 04/01/33 to 04/01/48 (a)(k)	21,500,000	21,169,675
3.50%, 04/01/33 to 04/01/48 (a)(k)	21,500,000	21,625,020
4.00%, 04/01/48 (a)(k)	14,500,000	14,880,962
4.50%, 04/01/48 (a)(k)	16,000,000	16,755,937
Freddie Mac
4.00%, 04/01/18 to 01/01/48 (a)	55,207,828	57,007,294
5.00%, 06/01/18 to 08/01/39 (a)(e)	1,245,155	1,343,114
5.50%, 11/01/18 to 06/01/41 (a)	5,445,900	5,982,331
4.50%, 05/01/19 to 06/01/47 (a)	13,533,277	14,276,914
5.00%, 03/01/21 to 12/01/44 (a)	7,898,494	8,534,423
6.00%, 05/01/21 to 05/01/40 (a)	3,423,811	3,860,850
6.50%, 09/01/22 to 09/01/39 (a)	442,048	496,857
4.50%, 07/01/23 to 07/01/39 (a)(e)	497,609	523,832
2.00%, 08/01/23 to 12/01/31 (a)	1,405,126	1,360,740
5.50%, 05/01/24 to 02/01/40 (a)(e)	669,508	733,046
3.00%, 12/01/25 to 04/01/47 (a)	92,766,531	91,317,739
3.50%, 12/01/25 to 02/01/48 (a)	105,297,232	105,922,975
2.50%, 07/01/27 to 11/01/46 (a)	27,209,888	26,695,260
6.00%, 09/01/32 to 10/01/37 (a)(e)	298,465	334,839
6.50%, 12/01/33 (a)(e)	213,872	241,059
3.00%, 01/01/43 to 09/01/46 (a)(e)	11,093,209	10,852,261
4.00%, 05/01/44 (a)(e)	1,334,885	1,376,475
Freddie Mac TBA
2.00%, 04/01/33 (a)(k)	1,500,000	1,432,910
2.50%, 04/01/33 (a)(k)	4,000,000	3,917,344
3.00%, 04/01/33 to 04/01/48 (a)(k)	18,000,000	17,829,373
3.50%, 04/01/33 to 04/01/48 (a)(k)	20,500,000	20,634,641
4.00%, 04/01/48 (a)(k)	12,000,000	12,319,218
4.50%, 04/01/48 (a)(k)	9,000,000	9,424,336
Ginnie Mae
5.00%, 12/15/19 to 09/20/46 (a)	9,286,747	9,979,983
6.50%, 05/15/24 to 01/15/35 (a)	96,042	109,008
4.00%, 12/15/24 to 03/20/47 (a)	40,873,487	42,368,031
5.50%, 04/20/26 to 12/20/45 (a)	2,976,094	3,265,722
3.50%, 05/20/26 to 03/20/47 (a)	77,689,040	78,740,396
3.00%, 01/20/27 to 02/20/47 (a)	64,751,004	64,052,474
2.50%, 03/20/27 to 07/20/46 (a)	2,662,555	2,620,998
6.00%, 12/20/31 to 06/15/41 (a)	1,979,837	2,204,348
5.50%, 04/15/33 (a)(e)	192,767	213,503
5.00%, 05/15/33 to 07/20/39 (a)(e)	560,473	603,753
4.50%, 09/15/33 to 02/20/47 (a)	17,299,488	18,243,854
6.00%, 09/20/37 (a)(e)	238,527	265,369
4.50%, 03/20/39 (a)(e)	310,387	326,559
3.00%, 01/20/43 to 11/20/46 (a)(e)	33,345,620	32,910,744
3.50%, 08/20/44 to 07/20/46 (a)(e)	31,327,607	31,684,763
Ginnie Mae TBA
2.50%, 04/01/48 (a)(k)	2,000,000	1,904,844
3.00%, 04/01/48 (a)(k)	13,000,000	12,790,986
3.50%, 04/01/48 (a)(k)	16,500,000	16,661,397
4.00%, 04/01/48 (a)(k)	15,000,000	15,419,238
4.50%, 04/01/48 (a)(k)	5,500,000	5,718,603
Government National Mortgage Association
3.00%, 12/15/26 to 10/20/46 (a)	7,784,347	7,708,514
2.50%, 08/20/28 to 01/20/47 (a)	2,091,427	2,024,078
6.50%, 10/20/37 (a)	96,346	111,105
5.00%, 07/15/38 to 11/20/47 (a)	948,760	1,013,390
4.50%, 06/15/39 to 10/20/47 (a)	5,184,875	5,435,711
4.00%, 06/20/39 to 01/20/48 (a)	16,295,755	16,872,542
3.50%, 04/15/42 to 02/20/48 (a)	42,325,299	42,793,677
5.50%, 04/20/43 to 11/20/44 (a)	530,663	582,154
		1,428,018,974
Total Securitized
(Cost $1,582,590,082)		1,551,430,867
Security	Number of Shares	Value ($)
Other Investment Company 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.58% (l)	71,949,114	71,949,114
Total Other Investment Company
(Cost $71,949,114)		71,949,114

Short-Term Investments 3.1% of net assets

U.S. Treasury Obligations 3.1%
U.S. Treasury Bill
1.66%, 04/19/18 (m)	40,000,000	39,969,235
1.64%, 04/12/18 (m)	40,000,000	39,981,878

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
1.56%, 04/05/18 (m)	40,000,000	39,994,597
1.53%, 04/05/18 (m)	40,000,000	39,994,597
Total Short-Term Investments
(Cost $159,933,182)		159,940,307
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Variable-rate security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $25,441,595 or 0.5% of net assets.
(e)	All or a portion of this security is held as collateral for delayed-delivery securities.
(f)	Guaranteed by the Republic of Germany.
(g)	Zero Coupon Bond.
(h)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS (Mortgage-Backed Securities) pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(i)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(j)	Security is a type of structured mortgage-backed security (MBS) that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to the London Interbank Offered Rate (LIBOR), the Constant Maturity Treasury (CMT), or the Cost of Funds Index (COFI). LIBOR is the interest rate banks charge each other for short-term loans. The CMT is an index published by the Federal Reserve Board to compute an index based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity. The COFI is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities. A variable interest rate can also be affected by the current WAC (Weighted Average Coupon), which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.
(k)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(l)	The rate shown is the 7-day yield.
(m)	The rate shown is the purchase yield.

GO –	General obligation
LIBOR –	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans
RB –	Revenue bond
REIT –	Real Estate Investment Trust
TBA –	To-be-announced
USD –	Unified school district

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2018:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$1,281,143,601	$—	$1,281,143,601
Treasuries	—	1,854,723,732	—	1,854,723,732
Government Related[1]	—	345,227,271	—	345,227,271
Securitized [1]	—	1,551,430,867	—	1,551,430,867
Other Investment Company[1]	71,949,114	—	—	71,949,114
Short-Term Investments[1]	—	159,940,307	—	159,940,307
Total	$71,949,114	$5,192,465,778	$—	$5,264,414,892
[1]	As categorized in Portfolio Holdings.
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended March 31, 2018. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (continued)

ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG88394MAR18

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	May 17, 2018

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	May 17, 2018